SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Drillco Holdings Luxembourg SA	19,278	$ 394,620
[a,b]	Malamute Energy, Inc.	847	847
			395,467
	Telecommunication Services — 0.0%
	Diversified Telecommunication Services — 0.0%
[a,b]	Digicel Holdings Ltd.	24,516	22,235
			22,235
	Total Common Stock (Cost $1,763,028)		417,702
	Preferred Stock — 0.3%
	Capital Goods — 0.0%
	Trading Companies & Distributors — 0.0%
[c,d]	WESCO International, Inc. Series A 10.625% (5-Yr. CMT + 10.330%)	89,638	2,324,313
			2,324,313
	Financial Services — 0.3%
	Capital Markets — 0.3%
[a,d]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	864	20,304,000
			20,304,000
	Total Preferred Stock (Cost $23,122,921)		22,628,313
	Asset Backed Securities — 10.9%
	Auto Receivables — 3.2%
[e]	ACC Auto Trust, Series 2022-A Class A, 4.58% due 7/15/2026	$ 330,616	330,251
[e]	ACM Auto Trust, Series 2023-2A Class A, 7.97% due 6/20/2030	3,904,159	3,916,867
[e]	Ally Auto Receivables Trust Series 2023-1 Class CERT, due 4/15/2034	17,000	5,722,588
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2021-1A Class A, 1.19% due 1/15/2027	96,569	96,122
[e]	Series 2021-1A Class C, 3.77% due 3/15/2027	900,000	883,622
[e]	Series 2021-1A Class D, 5.83% due 1/18/2028	850,000	827,306
[e]	Series 2024-1A Class A, 6.46% due 4/17/2028	4,250,160	4,257,596
[e]	Avid Automobile Receivables Trust, Series 2023-1 Class A, 6.63% due 7/15/2026	1,318,130	1,318,906
	BOF URSA VI Funding Trust I,
[e]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	2,320,643	2,314,395
[e]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	5,168,438	5,145,523
[e]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	6,101,814	6,080,358
[e]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	8,487,418	8,533,021
[e]	CarNow Auto Receivables Trust, Series 2021-2A Class D, 2.25% due 3/15/2027	2,301,947	2,267,990
	Carvana Auto Receivables Trust,
[e]	Series 2019-4A Class R, due 10/15/2026	8,000	2,360,065
[e]	Series 2020-P1 Class R, due 9/8/2027	20,000	1,667,055
[e]	Series 2021-N4 Class R, due 9/12/2028	11,650	613,757
[e]	Series 2021-P1 Class R, due 12/10/2027	23,500	2,053,672
[e]	Series 2021-P2 Class R, due 5/10/2028	7,500	1,595,632
[e]	Series 2021-P3 Class R, due 9/11/2028	9,000	1,750,492
[e]	Series 2021-P4 Class R, due 9/11/2028	8,250	1,810,528
[e]	Series 2022-N1 Class E, 6.01% due 12/11/2028	6,000,000	5,657,537
[e]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,596,489
[e]	Series 2022-P1 Class XS, due 1/10/2029	363,805,662	1,608,785
[e]	Series 2023-N1 Class A, 6.36% due 4/12/2027	3,385,594	3,390,990
[e]	Series 2023-N3 Class A, 6.41% due 9/10/2027	2,560,430	2,567,296
[e]	Series 2023-N4 Class A, 6.42% due 1/10/2028	3,214,628	3,227,235
	CPS Auto Receivables Trust,
[e]	Series 2020-A Class F, 6.93% due 3/15/2027	3,500,000	3,500,330
[e]	Series 2020-C Class F, 6.67% due 11/15/2027	1,000,000	994,032
[e]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	10,000,000	10,291,399
	Exeter Automobile Receivables Trust,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Series 2021-1A Class D, 1.08% due 11/16/2026	$ 1,912,875	$ 1,867,360
	Series 2021-3A Class C, 0.96% due 10/15/2026	4,726,641	4,680,637
[e]	FHF Issuer Trust, Series 2024-1A Class A1, 5.769% due 3/17/2025	5,215,045	5,213,516
	FHF Trust,
[e]	Series 2021-2A Class A, 0.83% due 12/15/2026	794,539	778,298
[e]	Series 2022-2A Class A, 6.14% due 12/15/2027	3,097,045	3,091,970
[e]	Series 2023-1A Class A2, 6.57% due 6/15/2028	3,301,937	3,310,458
[e]	First Investors Auto Owner Trust, Series 2022-1A Class E, 5.41% due 6/15/2029	5,000,000	4,898,762
	Flagship Credit Auto Trust,
[e]	Series 2019-1 Class E, 5.06% due 6/15/2026	1,855,523	1,852,059
[e]	Series 2019-1 Class R, due 6/15/2026	24,000	778,413
[e]	Series 2019-2 Class D, 3.53% due 5/15/2025	332,570	332,155
[e]	Series 2019-2 Class R, due 12/15/2026	33,000	1,447,672
[e]	Series 2019-3 Class R, due 12/15/2026	31,000	1,469,466
[e]	Series 2019-4 Class D, 3.12% due 1/15/2026	684,728	678,291
[e]	Series 2019-4 Class R, due 3/15/2027	26,000	1,283,119
[e]	Series 2022-1 Class E, 5.37% due 6/15/2029	6,120,000	5,189,992
[e]	Foursight Capital Automobile Receivables Trust, Series 2021-1 Class F, 4.06% due 8/15/2028	3,130,000	3,118,285
	GLS Auto Receivables Issuer Trust,
[e]	Series 2020-2A Class C, 4.57% due 4/15/2026	238,908	238,624
[e]	Series 2021-4A Class C, 1.94% due 10/15/2027	4,021,499	3,957,463
[e]	Hertz Vehicle Financing LLC, Series 2021-1A Class A, 1.21% due 12/26/2025	17,535,000	17,307,005
	JPMorgan Chase Bank NA - CACLN,
[e]	Series 2020-1 Class R, 33.784% due 1/25/2028	876,902	887,096
[e]	Series 2020-2 Class R, 31.355% due 2/25/2028	7,945,826	8,348,648
[e]	Series 2021-1 Class R, 28.348% due 9/25/2028	3,216,997	3,664,105
[e]	Series 2021-2 Class G, 8.482% due 12/26/2028	3,950,000	4,002,340
[d,e]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.983% (SOFR30A + 2.65%) due 11/15/2027	17,500,000	17,551,408
	Lendbuzz Securitization Trust,
[e]	Series 2021-1A Class A, 1.46% due 6/15/2026	1,096,212	1,069,679
[e]	Series 2022-1A Class A, 4.22% due 5/17/2027	7,129,940	7,011,558
[e]	Series 2023-2A Class A2, 7.09% due 10/16/2028	3,602,908	3,633,371
[e]	Series 2024-1A Class A1, 5.789% due 1/15/2025	392,625	392,575
	Lobel Automobile Receivables Trust,
[e]	Series 2023-1 Class A, 6.97% due 7/15/2026	1,643,246	1,646,499
[e]	Series 2023-2 Class A, 7.59% due 4/16/2029	5,472,847	5,519,195
[e,f]	Oscar U.S. Funding XV LLC, Series 2023-1A Class A2, 6.07% due 9/10/2026	1,929,070	1,931,211
	Research-Driven Pagaya Motor Asset Trust,
[e]	Series 2023-3A Class A, 7.13% due 1/26/2032	13,907,509	13,993,942
[e]	Series 2023-4A Class A, 7.54% due 3/25/2032	8,576,698	8,664,876
[e]	Research-Driven Pagaya Motor Trust, Series 2024-1A Class A, 7.09% due 6/25/2032	9,672,366	9,726,154
[e]	SAFCO Auto Receivables Trust, Series 2024-1A Class A, 6.51% due 3/20/2028	8,547,957	8,554,128
	Santander Consumer Auto Receivables Trust,
[e]	Series 2020-AA Class R, due 1/16/2029	30,500	2,959,231
[e]	Series 2021-AA Class F, 5.79% due 8/15/2028	3,000,000	2,888,239
[e]	Series 2021-AA Class R, due 8/15/2028	28,500	1,342,139
[e]	Santander Drive Auto Receivables Trust, Series 2023-S1 Class R1, 8.14% due 4/18/2028	11,645,570	11,718,028
	Tricolor Auto Securitization Trust,
[e]	Series 2023-1A Class A, 6.48% due 8/17/2026	934,194	934,625
[e]	Series 2024-2A Class A, 6.36% due 12/15/2027	6,615,144	6,618,062
	United Auto Credit Securitization Trust,
[e]	Series 2022-1 Class R, due 11/10/2028	37,000	716,573
[e]	Series 2024-1 Class A, 6.17% due 8/10/2026	3,256,609	3,257,992
			278,905,058
	Credit Card — 0.7%
[e]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	7,900,000	7,732,931
[e]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	11,173,000	11,159,840
	Continental Finance Credit Card ABS Master Trust,
[e]	Series 2020-1A Class A, 2.24% due 12/15/2028	583,909	581,188
[e]	Series 2020-1A Class B, 3.66% due 12/15/2028	3,700,000	3,637,500
[e]	Genesis Private Label Amortizing Trust, Series 2020-1 Class D, 6.63% due 7/20/2030	503,424	502,522
	Mercury Financial Credit Card Master Trust,
[e]	Series 2023-1A Class A, 8.04% due 9/20/2027	14,600,000	14,700,829
[e]	Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,820,350

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Mission Lane Credit Card Master Trust,
[e]	Series 2023-B Class A, 7.69% due 11/15/2028	$ 8,000,000	$ 8,095,600
[e]	Series 2024-A Class A1, 6.20% due 8/15/2029	4,700,000	4,695,328
			60,926,088
	Other Asset Backed — 5.3%
[d,e]	321 Henderson Receivables I LLC, Series 2006-3A Class A1, 5.643% (TSFR1M + 0.31%) due 9/15/2041	521,114	514,664
[e]	Affirm Asset Securitization Trust, Series 2021-Z2 Class A, 1.17% due 11/16/2026	215,689	212,379
[e]	AFG ABS I LLC, Series 2023-1 Class A2, 6.30% due 9/16/2030	6,544,842	6,558,179
[e]	AMCR ABS Trust, Series 2023-1A Class A, 7.66% due 1/21/2031	2,868,017	2,880,318
[e]	Amur Equipment Finance Receivables IX LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	8,152,000	7,990,834
	Aqua Finance Trust,
[e]	Series 2019-A Class D, 6.07% due 7/16/2040	12,409,650	11,573,994
[e]	Series 2020-AA Class A, 1.90% due 7/17/2046	1,902,705	1,713,551
[e]	Series 2020-AA Class D, 7.15% due 7/17/2046	3,220,000	3,009,393
[e]	Series 2021-A Class A, 1.54% due 7/17/2046	4,281,239	3,854,065
[e]	Arm Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1 Class A, 2.43% due 11/15/2027	12,299,000	11,966,484
[e]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	3,640,000	3,655,223
[e]	Avid Automobile Receivables Trust, Series 2024-1 Class A, 6.86% due 2/15/2030	10,160,000	10,164,498
	BHG Securitization Trust,
[e]	Series 2021-A Class C, 3.69% due 11/17/2033	2,200,000	1,813,196
[e]	Series 2021-B Class A, 0.90% due 10/17/2034	911,876	896,490
[e]	Series 2022-A Class A, 1.71% due 2/20/2035	3,863,012	3,816,760
[d,e,f]	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A Class A, 4.213% due 12/16/2041	2,815,901	2,788,221
[d,e]	Cascade MH Asset Trust, Series 2021-MH1 Class B3, 7.711% due 2/25/2046	1,936,119	1,526,817
[e,f]	CFG Investments Ltd., Series 2023-1 Class A, 8.56% due 7/25/2034	7,400,000	7,428,044
[e]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	751,369	720,117
[d,e]	Consumer Lending Receivables Trust Series 2019-A Class CERT, due 4/15/2026	310,000	34,156
[d,e]	Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1 Class CERT, due 12/15/2026	100,000	234,620
[e]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	3,672,956	3,667,527
[e]	Crossroads Asset Trust, Series 2022-A Class A, 6.35% due 4/21/2031	3,490,443	3,498,686
	Dext ABS LLC,
[e]	Series 2021-1 Class A, 1.12% due 2/15/2028	1,158,298	1,153,090
[e]	Series 2023-2 Class A2, 6.56% due 5/15/2034	4,065,796	4,088,964
[e]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	19,150,000	17,277,536
[e]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	10,983,000	9,903,269
[e,f]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	4,600,055	1,403,072
[e]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	11,817,827	11,558,028
[e]	ExteNet LLC, Series 2019-1A Class A2, 3.204% due 7/25/2049	5,000,000	4,989,049
[e]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	11,143,305	10,264,029
	Foundation Finance Trust,
[e]	Series 2019-1A Class A, 3.86% due 11/15/2034	16,737	16,718
[e]	Series 2019-1A Class C, 5.66% due 11/15/2034	575,000	558,006
[e]	Series 2020-1A Class A, 3.54% due 7/16/2040	1,421,689	1,392,520
[e]	Series 2020-1A Class C, 5.75% due 7/16/2040	4,025,000	3,832,959
[e]	Series 2021-1A Class A, 1.27% due 5/15/2041	1,237,265	1,121,896
[e]	Series 2021-1A Class D, 4.96% due 5/15/2041	1,870,538	1,616,652
[e]	Series 2021-2A Class A, 2.19% due 1/15/2042	1,229,780	1,131,400
[e]	Series 2021-2A Class D, 5.73% due 1/15/2042	3,750,000	3,290,646
	Goldman Home Improvement Trust Issuer Trust,
[e]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	3,447,253	3,239,889
[a,e]	Series 2021-GRN2 Class R, due 6/20/2051	41,500	2,279,676
[e]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	1,735,147	1,691,962
[e]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	9,024,902	7,421,437
	GoodLeap Sustainable Home Solutions Trust,
[e]	Series 2021-3CS Class A, 2.10% due 5/20/2048	1,923,532	1,500,379
[e]	Series 2021-3CS Class C, 3.50% due 5/20/2048	4,088,904	2,838,869
[e]	Series 2021-4GS Class A, 1.93% due 7/20/2048	10,879,098	8,296,048
[e]	Series 2021-5CS Class A, 2.31% due 10/20/2048	14,254,780	11,348,818
[d,e]	Gracie Point International Funding LLC, Series 2023-2A Class A, 7.599% (SOFR90A + 2.25%) due 3/1/2027	11,827,673	11,862,515
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	840,461	733,124
[e]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	745,955	717,063
	InStar Leasing III LLC,
[e]	Series 2021-1A Class A, 2.30% due 2/15/2054	4,211,044	3,722,940
[e]	Series 2021-1A Class C, 5.29% due 2/15/2054	4,466,984	3,961,373

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	LendingPoint Asset Securitization Trust,
[e]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	$ 4,000,000	$ 3,960,803
[e]	Series 2021-A Class D, 5.73% due 12/15/2028	9,000,000	7,651,109
[e]	Series 2021-B Class D, 6.12% due 2/15/2029	5,000,000	1,726,642
[e]	Series 2022-A Class E, 7.02% due 6/15/2029	6,000,000	54,672
[e]	Series 2022-B Class A, 4.77% due 10/15/2029	741,158	738,541
[e]	Series 2022-C Class A, 6.56% due 2/15/2030	760,095	760,347
[e]	LendingPoint Pass-Through Trust, Series 2022-ST3 Class A, 4.00% due 5/15/2028	335,808	330,553
[e]	LL ABS Trust, Series 2020-1A Class C, 6.54% due 1/17/2028	712,691	712,691
	Loanpal Solar Loan Ltd.,
[e]	Series 2021-1GS Class A, 2.29% due 1/20/2048	1,175,735	916,245
[e,g]	Series 2021-1GS Class R, due 1/20/2048	13,252,480	8,582,549
[e]	Series 2021-2GS Class C, 3.50% due 3/20/2048	2,917,825	1,957,990
[e]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	2,947,000	2,609,535
	Marlette Funding Trust,
[e]	Series 2018-1A Class CERT, due 3/15/2028	58,592	26,952
[e]	Series 2019-4A Class C, 3.76% due 12/17/2029	6,928	6,928
[e]	Series 2021-1A Class R, due 6/16/2031	9,520	157,786
[e]	Series 2021-2A Class R, due 9/15/2031	16,347	318,315
[e]	Series 2021-3A Class B, 1.30% due 12/15/2031	108,382	108,180
[e]	Series 2021-3A Class R, due 12/15/2031	53,946	1,585,888
[e]	Series 2022-3A Class A, 5.18% due 11/15/2032	23,116	23,108
[e]	Series 2023-2A Class A, 6.04% due 6/15/2033	2,768,899	2,769,014
[e]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	6,702,960	6,756,720
	Mosaic Solar Loan Trust,
[e]	Series 2020-2A Class D, 5.42% due 8/20/2046	705,121	651,232
[e]	Series 2020-2A Class R, due 8/20/2046	964,763	387,378
[e]	Series 2021-1A Class R, due 12/20/2046	6,899,985	718,771
[e]	Series 2021-2A Class R, due 4/22/2047	9,930,000	806,064
[e]	Series 2021-3A Class R, due 6/20/2052	12,246,439	480,722
	NetCredit Combined Receivables LLC,
[e]	Series 2023-A Class A, 7.78% due 12/20/2027	2,999,107	3,000,397
[e]	Series 2024-A Class A, 7.43% due 10/21/2030	4,900,000	4,899,889
[d,e]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,000	373,902
[e]	Oportun Funding XIV LLC, Series 2021-A Class A, 1.21% due 3/8/2028	4,347,887	4,222,328
	Oportun Issuance Trust,
[e]	Series 2021-B Class A, 1.47% due 5/8/2031	6,838,363	6,472,095
[e]	Series 2021-C Class A, 2.18% due 10/8/2031	10,500,000	9,909,940
[e]	Series 2022-A Class A, 5.05% due 6/9/2031	10,588,000	10,510,907
	Pagaya AI Debt Selection Trust,
[e]	Series 2020-4 Class B, 8.25% due 1/25/2028	1,431,467	1,434,273
[e]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	1,524,470	1,492,459
	Pagaya AI Debt Trust,
[e]	Series 2022-1 Class A, 2.03% due 10/15/2029	1,587,874	1,579,558
[e]	Series 2022-2 Class A, 4.97% due 1/15/2030	857,283	854,267
[e]	Series 2023-1 Class A, 7.556% due 7/15/2030	2,206,366	2,211,872
[d,e]	Series 2023-5 Class AB, 7.351% due 4/15/2031	4,054,159	4,068,426
[e]	Series 2024-1 Class A, 6.66% due 7/15/2031	3,254,126	3,268,857
[e]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	7,667,943	7,617,791
	Prosper Marketplace Issuance Trust,
[d,e]	Series 2019-2A Class CERT, due 9/15/2025	16,385	11,904
[d,e]	Series 2019-3A Class CERT, due 7/15/2025	101,327,127	61,303
[e]	Series 2023-1A Class A, 7.06% due 7/16/2029	1,102,057	1,105,928
[e]	Series 2024-1A Class A, 6.12% due 8/15/2029	7,464,067	7,467,922
	Prosper Pass-Thru Trust II,
[e]	Series 2019-ST1 Class CERT, due 7/15/2025	13,363,728	17,605
[e]	Series 2019-ST2 Class R1, due 11/15/2025	6,385,267	127,431
[e]	Series 2019-ST2 Class R2, due 11/15/2025	3,193,133	62,758
[e]	Reach Financial LLC, Series 2023-1A Class A, 7.05% due 2/18/2031	918,787	922,152
[e]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	8,400,000	8,095,820
[d,e]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	18,307,000	18,188,605
[e]	SCF Equipment Leasing LLC, Series 2019-2A Class C, 3.11% due 6/21/2027	1,291,723	1,289,588
[e]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	11,710,871	11,138,085
[e]	Sierra Timeshare Receivables Funding LLC, Series 2023-1A Class D, 9.80% due 1/20/2040	2,067,528	2,140,581
[e]	SolarCity LMC Series I LLC, Series 2013-1 Class A, 4.80% due 11/20/2038	749,206	733,584

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	$ 2,823,702	$ 2,584,777
[e]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	11,890,000	11,230,130
[e,h]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	6,730,000	6,729,950
[e]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	5,815,000	5,854,949
[e]	Theorem Funding Trust, Series 2022-3A Class A, 7.60% due 4/15/2029	2,616,128	2,634,922
	Upstart Pass-Through Trust,
[e]	Series 2020-ST1 Class A, 3.75% due 2/20/2028	9,708	9,692
[e]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	43,229	42,965
[e]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	80,782	80,384
[e]	Series 2020-ST5 Class A, 3.00% due 12/20/2026	1,196,565	1,174,742
[e]	Series 2021-ST1 Class A, 2.75% due 2/20/2027	872,332	859,272
[e]	Series 2021-ST2 Class A, 2.50% due 4/20/2027	994,063	975,968
[e]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	978,084	947,013
[e]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	724,174	702,955
[e]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	540,165	532,971
[e]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	135,421	134,430
[e]	Series 2021-ST8 Class CERT, due 10/20/2029	5,400,000	1,652,535
[e]	Series 2021-ST9 Class CERT, due 11/20/2029	1,414,000	434,789
	Upstart Securitization Trust,
[e]	Series 2020-1 Class C, 4.899% due 4/22/2030	198,706	198,389
[e]	Series 2020-3 Class C, 6.25% due 11/20/2030	1,522,726	1,517,035
[e]	Series 2021-2 Class C, 3.61% due 6/20/2031	18,104,920	17,749,306
[e]	Series 2021-3 Class CERT, due 7/20/2031	7,165	188,302
[e]	Series 2021-4 Class CERT, due 9/20/2031	4,706	257,179
[e]	Series 2023-1 Class A, 6.59% due 2/20/2033	899,538	900,135
[e]	Series 2023-3 Class A, 6.90% due 10/20/2033	3,298,256	3,315,112
	Upstart Structured Pass-Through Trust,
[e]	Series 2022-1A Class A, 3.40% due 4/15/2030	4,286,530	4,217,765
[e]	Series 2022-4A Class A, 7.01% due 11/15/2030	1,761,921	1,764,485
[e]	Verdant Receivables LLC, Series 2023-1A Class A2, 6.24% due 1/13/2031	9,079,136	9,135,184
			457,634,441
	Student Loan — 1.7%
[e]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	13,191,375	13,222,514
[e]	College Ave Student Loans LLC Series 2023-A Class R, due 5/25/2055	35,000	15,010,418
	College Avenue Student Loans LLC,
[d,e]	Series 2021-A Class A1, 6.56% (TSFR1M + 1.21%) due 7/25/2051	2,437,187	2,432,881
[e]	Series 2021-A Class A2, 1.60% due 7/25/2051	232,113	203,850
[d,e]	Series 2021-C Class A1, 6.36% (TSFR1M + 1.01%) due 7/26/2055	4,741,691	4,667,106
[e]	Series 2021-C Class R, due 7/26/2055	38,750	9,416,531
	Commonbond Student Loan Trust,
[e]	Series 18-CGS Class A1, 3.87% due 2/25/2046	374,871	352,945
[e]	Series 2020-1 Class A, 1.69% due 10/25/2051	1,367,537	1,206,410
[e]	Series 2021-BGS Class A, 1.17% due 9/25/2051	4,339,478	3,606,477
[e]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	17,869,195	15,950,235
[e]	MPOWER Education Trust, Series 2024-A Class A, 6.78% due 7/22/2041	13,075,095	13,196,031
	National Collegiate Student Loan Trust,
[d]	Series 2004-2 Class B, 6.00% (TSFR1M +0.65%) due 12/26/2033	5,668,039	5,553,847
[d]	Series 2006-1 Class A5, 5.81% (TSFR1M + 0.46%) due 3/25/2033	8,434,295	8,133,009
[d]	Series 2006-4 Class A4, 5.77% (TSFR1M + 0.42%) due 5/25/2032	2,723,139	2,647,971
[d]	Series 2007-2 Class A4, 5.75% (TSFR1M + 0.40%) due 1/25/2033	1,675,694	1,578,411
[d,e]	Navient Private Education Refi Loan Trust, Series 2019-D Class A2B, 6.493% (TSFR1M + 1.16%) due 12/15/2059	2,727,240	2,726,162
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 6.05% (SOFR30A + 0.71%) due 9/25/2042	1,433,501	1,406,095
[d,e]	Series 2021-CA Class AFL, 6.193% (TSFR1M + 0.85%) due 4/20/2062	2,616,510	2,592,759
[d,e]	Series 2021-DA Class AFL, 6.143% (TSFR1M + 0.80%) due 4/20/2062	3,103,599	3,073,797
[d,e,f]	Prodigy Finance DAC, Series 2021-1A Class A, 6.71% (TSFR1M + 1.36%) due 7/25/2051	499,813	500,746
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 6.36% (SOFR90A + 1.01%) due 4/25/2023	91,198	90,347
[b,d,i]	Series 2008-5 Class A4, 7.31% (SOFR90A + 1.96%) due 7/25/2023	480,337	484,074
[d]	Series 2011-2 Class A2, 6.65% (SOFR30A + 1.31%) due 10/25/2034	2,374,903	2,387,867
[d]	Series 2012-1 Class A3, 6.40% (SOFR30A + 1.06%) due 9/25/2028	1,221,727	1,196,691
[d]	Series 2013-6 Class A3, 6.10% (SOFR30A + 0.76%) due 6/26/2028	1,427,898	1,405,648
	SMB Private Education Loan Trust,
[e]	Series 2021-A Class R, due 1/15/2053	2,742	6,885,929

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2021-D Class A1B, 6.043% (TSFR1M + 0.71%) due 3/17/2053	$ 2,034,786	$ 2,014,213
[e]	Series 2022-A Class D, 4.75% due 11/16/2054	5,545,830	5,253,790
[e]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	16,933,937	14,439,660
[e]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	90,000	2,947,313
[d,e]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 6.153% (TSFR1M + 0.81%) due 11/20/2061	1,723,037	1,717,336
			146,301,063
	Total Asset Backed Securities (Cost $977,305,147)		943,766,650
	Corporate Bonds — 41.2%
	Automobiles & Components — 0.9%
	Automobile Components — 0.1%
[e]	LKQ European Holdings BV (EUR), 4.125% due 4/1/2028	6,600,000	7,076,472
[e]	Real Hero Merger Sub 2, Inc., 6.25% due 2/1/2029	4,616,000	3,938,556
	Automobiles — 0.8%
[d]	American Honda Finance Corp., 6.069% (SOFRINDX + 0.70%) due 11/22/2024	29,050,000	29,097,061
[d,e]	Daimler Truck Finance North America LLC, 6.121% (SOFR + 0.75%) due 12/13/2024	4,099,000	4,106,624
	Hyundai Capital America,
[e]	1.00% due 9/17/2024	7,855,000	7,773,779
[e]	1.80% due 10/15/2025	1,528,000	1,455,863
[e]	3.00% due 2/10/2027	1,930,000	1,818,871
[e]	5.30% due 3/19/2027	4,750,000	4,738,980
[e]	5.45% due 6/24/2026	5,400,000	5,392,386
[e]	5.50% due 3/30/2026	3,000,000	2,996,940
[e]	5.80% due 6/26/2025	4,500,000	4,505,850
[e]	6.50% due 1/16/2029	3,000,000	3,131,310
			76,032,692
	Banks — 1.6%
	Banks — 1.6%
[d,f]	Bank Leumi Le-Israel BM, 7.129% (5-Yr. CMT + 3.470%) due 7/18/2033	8,239,000	8,033,437
	Bank of New York Mellon Corp.,
[c,d]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,863,289
[c,d]	Series I, 3.75% (5-Yr. CMT + 2.630%) due 12/20/2026	19,575,000	18,103,156
[e,f]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	8,725,000	8,729,973
[d,e,f]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	6,900,000	6,922,149
	FNB Corp., 5.15% due 8/25/2025	3,170,000	3,117,346
	KeyBank NA, 5.00% due 1/26/2033	12,100,000	11,153,780
[e,f]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	2,490,656
[d,e,f]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	5,177,000	4,758,854
	Santander Holdings USA, Inc.,
	3.45% due 6/2/2025	1,185,000	1,159,131
[d]	6.124% (SOFR + 1.23%) due 5/31/2027	5,000,000	5,022,600
[d]	6.174% (SOFR + 2.50%) due 1/9/2030	11,370,000	11,467,327
[d]	7.66% (SOFR + 3.28%) due 11/9/2031	12,000,000	12,998,040
[e,f]	Sumitomo Mitsui Trust Bank Ltd., 5.65% due 3/9/2026	5,800,000	5,830,624
	Synchrony Bank, 5.40% due 8/22/2025	6,660,000	6,609,384
	U.S. Bancorp,
[d]	4.653% (SOFR + 1.23%) due 2/1/2029	7,808,000	7,644,188
[d]	5.775% (SOFR + 2.02%) due 6/12/2029	6,950,000	7,056,127
	Wells Fargo & Co.,
[d]	4.808% (SOFR + 1.98%) due 7/25/2028	3,350,000	3,301,392
[d]	5.574% (SOFR + 1.74%) due 7/25/2029	10,000,000	10,093,100
			136,354,553
	Capital Goods — 1.5%
	Aerospace & Defense — 0.7%
[e]	BWX Technologies, Inc.,4.125% due 6/30/2028 - 4/15/2029	16,461,000	15,225,378
[e]	L3Harris Technologies, Inc., due 8/23/2024	20,000,000	19,826,278
	TransDigm, Inc.,
[e]	6.375% due 3/1/2029	14,860,000	14,951,983
[e]	6.75% due 8/15/2028	11,165,000	11,312,825

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Construction & Engineering — 0.3%
[e,f,h]	Aeropuertos Dominicanos Siglo XXI SA, 7.00% due 6/30/2034	$ 5,000,000	$ 5,047,350
[e,f]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	18,475,000	17,902,090
	Machinery — 0.3%
[e,f]	ATS Corp., 4.125% due 12/15/2028	9,620,000	8,777,865
[e]	Esab Corp., 6.25% due 4/15/2029	970,000	976,208
	Flowserve Corp., 3.50% due 10/1/2030	3,431,000	3,049,953
	nVent Finance SARL,
[f]	2.75% due 11/15/2031	4,097,000	3,375,478
[f]	4.55% due 4/15/2028	3,000,000	2,916,000
	Regal Rexnord Corp.,
	6.05% due 2/15/2026	4,350,000	4,369,140
	6.30% due 2/15/2030	6,000,000	6,125,640
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	5,840,000	6,002,352
[e]	Windsor Holdings III LLC, 8.50% due 6/15/2030	7,470,000	7,803,760
			127,662,300
	Commercial & Professional Services — 2.0%
	Commercial Services & Supplies — 1.6%
[e]	ACCO Brands Corp., 4.25% due 3/15/2029	16,611,000	14,857,875
	Avery Dennison Corp., 5.75% due 3/15/2033	16,449,000	16,833,907
[f]	Cimpress plc, 7.00% due 6/15/2026	12,141,000	12,120,239
[e]	Clean Harbors, Inc., 6.375% due 2/1/2031	1,000,000	1,002,290
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,300,755
	Element Fleet Management Corp.,
[e,f]	5.643% due 3/13/2027	5,400,000	5,412,258
[e,f]	6.271% due 6/26/2026	17,735,000	17,926,006
[e,f]	6.319% due 12/4/2028	3,422,000	3,537,664
	Equifax, Inc.,
	2.35% due 9/15/2031	9,394,000	7,708,904
	5.10% due 6/1/2028	4,667,000	4,647,399
[e]	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,197,041
	Quanta Services, Inc., 0.95% due 10/1/2024	13,381,000	13,212,533
[e]	UL Solutions, Inc., 6.50% due 10/20/2028	16,950,000	17,637,661
[e]	VT Topco, Inc., 8.50% due 8/15/2030	1,450,000	1,522,341
	Professional Services — 0.4%
	Gartner, Inc.,
[e]	3.625% due 6/15/2029	7,155,000	6,550,546
[e]	4.50% due 7/1/2028	3,749,000	3,613,249
[e]	Korn Ferry, 4.625% due 12/15/2027	17,229,000	16,402,352
	Verisk Analytics, Inc., 5.75% due 4/1/2033	3,540,000	3,641,173
			169,124,193
	Consumer Discretionary Distribution & Retail — 0.2%
	Broadline Retail — 0.2%
	MercadoLibre, Inc.,
	2.375% due 1/14/2026	6,460,000	6,121,496
	3.125% due 1/14/2031	9,965,000	8,423,414
			14,544,910
	Consumer Durables & Apparel — 0.3%
	Household Durables — 0.2%
[e]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	13,833,000	13,750,002
	Leisure Products — 0.1%
	Polaris, Inc., 6.95% due 3/15/2029	9,875,000	10,349,395
			24,099,397
	Consumer Services — 0.8%
	Hotels, Restaurants & Leisure — 0.8%
	Marriott International, Inc., Series GG, 3.50% due 10/15/2032	8,825,000	7,660,365
[e]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	14,453,000	14,446,785
[e]	Papa John’s International, Inc., 3.875% due 9/15/2029	12,568,000	11,134,620
[e]	TKC Holdings, Inc., 6.875% due 5/15/2028	8,650,000	8,395,863

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Warnermedia Holdings, Inc., 6.412% due 3/15/2026	$ 13,000,000	$ 12,997,140
[e]	WMG Acquisition Corp. (EUR), 2.25% due 8/15/2031	19,018,000	17,719,582
			72,354,355
	Consumer Staples Distribution & Retail — 0.6%
	Consumer Staples Distribution & Retail — 0.6%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[e]	5.875% due 2/15/2028	13,948,000	13,781,600
[e]	6.50% due 2/15/2028	4,725,000	4,748,011
[e]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	20,667,000	21,185,328
[e]	U.S. Foods, Inc., 4.75% due 2/15/2029	12,000,000	11,383,440
			51,098,379
	Energy — 2.8%
	Energy Equipment & Services — 0.1%
[e,f]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	10,800,000	9,911,808
	Oil, Gas & Consumable Fuels — 2.7%
[e]	Chesapeake Energy Corp., 5.50% due 2/1/2026	8,550,000	8,468,348
[e]	CITGO Petroleum Corp., 7.00% due 6/15/2025	12,200,000	12,200,366
[e]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	704,251
[e]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	11,960,000	12,213,432
[e]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	6,410,000	6,602,492
	Ecopetrol SA,
[f]	6.875% due 4/29/2030	4,860,000	4,672,793
[f]	8.875% due 1/13/2033	10,588,000	10,945,874
[e]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	1,989,000	1,688,422
	Energean Israel Finance Ltd.,
[f]	5.375% due 3/30/2028	6,500,000	5,735,470
[f]	8.50% due 9/30/2033	13,060,000	12,328,248
	Energy Transfer LP,
	6.05% due 12/1/2026	14,520,000	14,714,858
[d]	8.606% (TSFR3M + 3.28%) due 11/1/2066	1,200,000	1,176,408
[e]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	2,101,000	1,703,113
	Galaxy Pipeline Assets Bidco Ltd.,
[e,f]	1.75% due 9/30/2027	5,780,360	5,424,117
[e,f]	2.16% due 3/31/2034	3,533,344	3,028,005
[e,f]	2.625% due 3/31/2036	6,630,000	5,398,013
[b,e,f,i]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	16,000,000	8,452,160
[e]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	6,730,000	6,326,133
	Gulfstream Natural Gas System LLC,
[e]	4.60% due 9/15/2025	5,000,000	4,927,950
[e]	6.19% due 11/1/2025	3,584,000	3,595,576
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	4,450,000	4,473,585
[e,f]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	13,000,000	13,585,910
[e]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	5,487,000	5,326,944
	MPLX LP, 4.95% due 9/1/2032	2,790,000	2,668,607
	NuStar Logistics LP, 6.00% due 6/1/2026	4,000,000	3,992,520
[e,f]	Parkland Corp., 5.875% due 7/15/2027	5,456,000	5,389,873
	Petroleos Mexicanos,
[f]	5.95% due 1/28/2031	8,312,000	6,694,152
[f]	6.84% due 1/23/2030	10,950,000	9,610,158
[e,f]	Raizen Fuels Finance SA, 6.45% due 3/5/2034	4,800,000	4,872,672
[d,e]	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 10.00% due 10/15/2026	848,000	871,905
[c]	Summit Midstream Partners LP, Series A, 13.031% due 7/29/2024	2,114,000	2,243,652
	Sunoco LP,
[e]	7.00% due 5/1/2029	2,083,000	2,135,587
[e]	7.25% due 5/1/2032	7,893,000	8,160,336
	Sunoco LP/Sunoco Finance Corp.,
	5.875% due 3/15/2028	12,530,000	12,476,372
[e]	7.00% due 9/15/2028	2,387,000	2,447,105
	Tennessee Gas Pipeline Co. LLC, 7.00% due 3/15/2027	2,251,000	2,342,256
[e,f]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	10,874,196
			238,383,667
	Equity Real Estate Investment Trusts (REITs) — 1.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Diversified REITs — 1.5%
	American Tower Corp.,
	1.875% due 10/15/2030	$ 6,000,000	$ 4,883,760
	5.80% due 11/15/2028	5,000,000	5,099,500
[e]	American Tower Trust #1, 3.652% due 3/15/2048	14,250,000	13,392,682
	Crown Castle, Inc.,
	2.90% due 3/15/2027	2,750,000	2,581,315
	5.00% due 1/11/2028	7,100,000	7,013,238
	Digital Realty Trust LP, 4.45% due 7/15/2028	4,800,000	4,652,256
	Extra Space Storage LP, 5.70% due 4/1/2028	3,257,000	3,290,384
[e]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	6,085,000	5,561,994
	Iron Mountain, Inc.,
[e]	4.875% due 9/15/2029	2,000,000	1,882,980
[e]	7.00% due 2/15/2029	7,985,000	8,132,164
	Realty Income Corp., 4.70% due 12/15/2028	4,503,000	4,419,469
	SBA Tower Trust,
[e]	1.631% due 5/15/2051	13,500,000	12,261,947
[e]	1.84% due 4/15/2027	3,400,000	3,058,045
[e]	1.884% due 7/15/2050	2,420,000	2,275,865
[e]	6.599% due 11/15/2052	15,000,000	15,308,536
	Sun Communities Operating LP,
	2.70% due 7/15/2031	9,377,000	7,744,746
	5.50% due 1/15/2029	5,100,000	5,100,561
[e,f]	Trust Fibra Uno, 5.25% due 1/30/2026	16,342,000	15,922,011
	Vornado Realty LP,
	2.15% due 6/1/2026	9,336,500	8,625,619
	3.40% due 6/1/2031	957,000	759,092
	Retail REITs — 0.3%
	Brixmor Operating Partnership LP, 3.85% due 2/1/2025	4,362,000	4,313,756
	Retail Opportunity Investments Partnership LP, 6.75% due 10/15/2028	20,016,000	20,717,761
			156,997,681
	Financial Services — 4.5%
	Capital Markets — 1.8%
	Ares Capital Corp., 3.25% due 7/15/2025	8,227,000	7,999,935
[e,f]	B3 SA - Brasil Bolsa Balcao, 4.125% due 9/20/2031	14,877,000	13,004,729
	Blue Owl Capital Corp. III, 3.125% due 4/13/2027	6,070,000	5,547,980
	Blue Owl Credit Income Corp.,
	3.125% due 9/23/2026	2,176,000	2,017,718
	7.75% due 9/16/2027	1,350,000	1,387,152
	Blue Owl Technology Finance Corp.,
[e]	3.75% due 6/17/2026	4,232,000	3,946,086
[e]	4.75% due 12/15/2025	27,846,000	26,946,296
[e]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	18,500,000	19,474,395
[d]	Citigroup Global Markets Holdings, Inc., 6.40% due 1/29/2035	4,108,000	2,754,599
	Compass Group Diversified Holdings LLC,
[e]	5.00% due 1/15/2032	800,000	726,000
[e]	5.25% due 4/15/2029	9,633,000	9,153,565
[e,f]	FORESEA Holding SA, 7.50% due 6/15/2030	198,293	184,428
[e]	GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	150,000	203,216
[e]	GTP Acquisition Partners I LLC, Series 2015-2 Class A, 3.482% due 6/15/2050	2,000,000	1,957,180
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	9,316,000	8,534,015
	3.375% due 1/20/2027	4,157,000	3,851,585
	LPL Holdings, Inc.,
[e]	4.00% due 3/15/2029	16,905,000	15,788,932
[e]	4.625% due 11/15/2027	3,515,000	3,402,661
[e,f]	LSEGA Financing plc, 2.00% due 4/6/2028	2,065,000	1,851,293
	Main Street Capital Corp.,
	3.00% due 7/14/2026	2,258,000	2,115,069
	6.50% due 6/4/2027	8,514,000	8,519,875
	Nasdaq, Inc., 5.55% due 2/15/2034	10,156,000	10,174,890
[e]	Oaktree Strategic Credit Fund, 8.40% due 11/14/2028	6,938,000	7,326,181
	Sixth Street Specialty Lending, Inc., 3.875% due 11/1/2024	4,054,000	4,018,122

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Consumer Finance — 0.2%
[e]	FirstCash, Inc., 5.625% due 1/1/2030	$ 17,215,000	$ 16,301,572
	Financial Services — 2.4%
	Antares Holdings LP,
[e]	2.75% due 1/15/2027	1,630,000	1,479,551
[e]	3.75% due 7/15/2027	6,480,000	5,926,090
[e]	3.95% due 7/15/2026	9,451,000	8,933,936
[e]	7.95% due 8/11/2028	5,000,000	5,181,850
[e]	8.50% due 5/18/2025	3,210,000	3,262,355
[f]	Banco Santander SA, 5.147% due 8/18/2025	9,500,000	9,429,225
	Bank of America Corp.,
[d]	1.319% (SOFR + 1.15%) due 6/19/2026	1,275,000	1,222,355
[d]	4.948% (SOFR + 2.04%) due 7/22/2028	4,900,000	4,859,869
	BNP Paribas SA,
[d,e,f]	2.591% (SOFR + 1.23%) due 1/20/2028	1,350,000	1,254,299
[d,e,f]	2.819% (TSFR3M + 1.37%) due 11/19/2025	5,000,000	4,939,250
[d]	Capital One Financial Corp., 7.149% (SOFR + 2.44%) due 10/29/2027	3,737,000	3,860,246
[d]	Charles Schwab Corp., 6.421% (SOFRINDX + 1.05%) due 3/3/2027	20,000,000	20,162,200
	Citigroup, Inc.,
[d]	1.122% (SOFR + 0.77%) due 1/28/2027	1,070,000	998,310
[d]	1.462% (SOFR + 0.77%) due 6/9/2027	5,881,000	5,451,922
[d,f]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,760,000	4,399,716
	Goldman Sachs Group, Inc.,
[d]	5.855% (SOFR + 0.50%) due 7/16/2024	5,092,000	5,083,802
[d]	5.871% (SOFR + 0.50%) due 9/10/2024	3,687,000	3,687,590
[d]	6.191% (SOFR + 0.82%) due 9/10/2027	3,687,000	3,683,055
	HSBC Holdings plc,
[d,f]	1.645% (SOFR + 1.54%) due 4/18/2026	3,750,000	3,629,287
[d,f]	4.041% (TSFR3M + 1.81%) due 3/13/2028	3,500,000	3,372,110
[d,f]	4.18% (SOFR + 1.51%) due 12/9/2025	2,600,000	2,580,032
[d,f]	4.583% (TSFR3M + 1.80%) due 6/19/2029	3,000,000	2,899,650
[d,f]	4.755% (SOFR + 2.11%) due 6/9/2028	1,370,000	1,347,573
	JPMorgan Chase & Co.,
[d]	1.04% (TSFR3M + 0.70%) due 2/4/2027	1,896,000	1,766,636
[d]	3.54% (TSFR3M + 1.64%) due 5/1/2028	6,314,000	6,025,387
[d]	5.04% (SOFR + 1.19%) due 1/23/2028	2,925,000	2,909,995
[d]	6.289% (SOFR + 0.92%) due 2/24/2026	7,590,000	7,613,074
	Mitsubishi UFJ Financial Group, Inc.,
[d,f]	0.962% (H15T1Y + 0.45%) due 10/11/2025	9,714,000	9,578,295
[d,f]	2.309% (H15T1Y + 0.95%) due 7/20/2032	7,000,000	5,755,330
[d,f]	5.017% (H15T1Y + 1.95%) due 7/20/2028	1,750,000	1,738,118
[d,f]	5.475% (H15T1Y + 1.53%) due 2/22/2031	2,000,000	2,016,820
[d]	Morgan Stanley, 4.679% (SOFR + 1.67%) due 7/17/2026	1,560,000	1,544,759
[d,f]	NatWest Group plc, 1.642% (H15T1Y + 0.90%) due 6/14/2027	2,000,000	1,851,880
	Societe Generale SA,
[d,e,f]	1.792% (H15T1Y + 1.00%) due 6/9/2027	1,667,000	1,536,907
[e,f]	2.625% due 1/22/2025	3,000,000	2,941,050
[d,e,f]	5.634% (H15T1Y + 1.75%) due 1/19/2030	2,000,000	1,971,080
[d,e,f]	6.408% (SOFR + 1.05%) due 1/21/2026	2,600,000	2,601,430
[f]	Sumitomo Mitsui Financial Group, Inc., 5.852% due 7/13/2030	14,550,000	14,927,281
[d]	Truist Financial Corp., 7.161% (SOFR + 2.45%) due 10/30/2029	6,250,000	6,636,187
	UBS Group AG,
[d,e,f]	1.494% (H15T1Y + 0.85%) due 8/10/2027	2,679,000	2,457,500
[d,e,f]	2.593% (SOFR + 1.56%) due 9/11/2025	3,467,000	3,444,534
[d,e,f]	4.49% (H15T1Y + 1.60%) due 8/5/2025	1,733,000	1,730,297
[d,e,f]	6.373% (SOFR + 3.34%) due 7/15/2026	3,600,000	3,618,216
[e]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	12,301,000	12,227,809
	Western Union Co., 2.85% due 1/10/2025	2,338,000	2,298,535
	Mortgage Real Estate Investment Trusts — 0.1%
	Prologis Targeted U.S. Logistics Fund LP,
[e]	5.25% due 4/1/2029	5,530,000	5,532,544
[e]	5.50% due 4/1/2034	5,470,000	5,479,408
			393,034,819
	Food, Beverage & Tobacco — 1.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Beverages — 0.6%
[e,f]	Becle SAB de CV, 2.50% due 10/14/2031	$ 29,514,000	$ 23,320,487
[e,f]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	24,655,000	22,893,893
	Constellation Brands, Inc., 5.00% due 2/2/2026	2,763,000	2,755,954
	Huntington Ingalls Industries, Inc.,
	2.043% due 8/16/2028	2,960,000	2,605,540
	3.483% due 12/1/2027	1,745,000	1,642,691
	Food Products — 0.4%
[e]	Darling Global Finance BV (EUR), 3.625% due 5/15/2026	9,700,000	10,273,637
	Darling Ingredients, Inc.,
[e]	5.25% due 4/15/2027	3,700,000	3,616,306
[e]	6.00% due 6/15/2030	1,000,000	982,930
	Post Holdings, Inc.,
[e]	4.625% due 4/15/2030	8,860,000	8,141,011
[e]	5.50% due 12/15/2029	8,247,000	7,950,438
[e]	6.25% due 2/15/2032	2,950,000	2,957,523
	Tobacco — 0.7%
	Altria Group, Inc., 2.45% due 2/4/2032	9,890,000	7,992,900
	BAT Capital Corp., 7.75% due 10/19/2032	4,862,000	5,464,451
	Imperial Brands Finance plc,
[e,f,h]	5.50% due 2/1/2030	22,500,000	22,286,250
[e,f]	6.125% due 7/27/2027	5,000,000	5,083,750
[e]	Vector Group Ltd., 10.50% due 11/1/2026	20,927,000	21,144,850
			149,112,611
	Health Care Equipment & Services — 1.5%
	Health Care Equipment & Supplies — 0.2%
[e]	Hologic, Inc., 3.25% due 2/15/2029	9,957,000	8,934,615
[e]	Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25% due 4/1/2029	4,950,000	5,005,242
[e,f]	Olympus Corp., 2.143% due 12/8/2026	5,510,000	5,098,128
	Health Care Providers & Services — 1.3%
	Centene Corp.,
	2.625% due 8/1/2031	3,950,000	3,232,246
	3.00% due 10/15/2030	6,962,000	5,955,643
	4.625% due 12/15/2029	5,775,000	5,458,646
	Charles River Laboratories International, Inc.,
[e]	3.75% due 3/15/2029	4,567,000	4,174,466
[e]	4.25% due 5/1/2028	4,480,000	4,232,166
[e]	Highmark, Inc., 1.45% due 5/10/2026	10,580,000	9,744,497
	Humana, Inc.,
	5.375% due 4/15/2031	6,569,000	6,532,936
	5.70% due 3/13/2026	23,835,000	23,804,014
	IQVIA, Inc., 5.70% due 5/15/2028	5,000,000	5,047,700
	IQVIA, Inc. (EUR),
[e]	2.25% due 3/15/2029	9,460,000	9,168,728
[e]	2.875% due 6/15/2028	5,000,000	5,047,122
	Tenet Healthcare Corp.,
	6.125% due 6/15/2030	4,500,000	4,472,055
	6.75% due 5/15/2031	16,224,000	16,474,499
	Universal Health Services, Inc.,
	1.65% due 9/1/2026	6,179,000	5,683,630
	2.65% due 10/15/2030	4,646,000	3,960,622
			132,026,955
	Household & Personal Products — 0.6%
	Household Products — 0.5%
[e]	Energizer Holdings, Inc., 4.75% due 6/15/2028	7,268,000	6,806,409
[e]	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00% due 12/31/2026	4,585,000	4,699,625
	Prestige Brands, Inc.,
[e]	3.75% due 4/1/2031	6,386,000	5,562,206
[e]	5.125% due 1/15/2028	12,321,000	11,962,459
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	13,166,000	11,337,111
	5.25% due 12/15/2026	2,000,000	1,967,460

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Personal Care Products — 0.1%
[e]	Edgewell Personal Care Co., 5.50% due 6/1/2028	$ 9,892,000	$ 9,663,000
			51,998,270
	Industrials — 0.2%
	Transportation Infrastructure — 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[e]	5.35% due 3/30/2029	3,060,000	3,059,847
[e]	5.55% due 5/1/2028	9,940,000	10,006,399
[e]	5.75% due 5/24/2026	2,480,000	2,487,440
[e]	6.20% due 6/15/2030	2,400,000	2,497,176
			18,050,862
	Insurance — 4.8%
	Insurance — 4.8%
[e]	American National Group LLC, 6.144% due 6/13/2032	12,684,000	12,155,077
	Aon North America, Inc., 5.45% due 3/1/2034	11,280,000	11,229,804
[e,f]	Ascot Group Ltd., 4.25% due 12/15/2030	6,889,000	5,734,886
	Brighthouse Financial Global Funding,
[e]	1.55% due 5/24/2026	2,089,000	1,931,803
[e]	2.00% due 6/28/2028	4,823,000	4,197,312
[e]	5.55% due 4/9/2027	16,438,000	16,380,631
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	2,032,000	2,031,187
	Brown & Brown, Inc., 5.65% due 6/11/2034	9,677,000	9,618,551
	CNA Financial Corp., 5.125% due 2/15/2034	6,785,000	6,572,087
	CNO Financial Group, Inc., 6.45% due 6/15/2034	11,385,000	11,378,397
[e]	Corebridge Global Funding, 5.75% due 7/2/2026	8,940,000	8,972,095
[e,f]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	7,678,000	7,599,224
[d]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.470%) due 9/1/2040	20,000,000	19,680,200
[f]	Enstar Group Ltd., 3.10% due 9/1/2031	12,701,000	10,491,534
	Equitable Financial Life Global Funding,
[e]	1.00% due 1/9/2026	3,000,000	2,802,270
[e]	1.40% due 8/27/2027	4,620,000	4,091,287
[e]	1.80% due 3/8/2028	5,919,000	5,234,527
	F&G Annuities & Life, Inc.,
	6.50% due 6/4/2029	4,650,000	4,636,887
	7.40% due 1/13/2028	11,590,000	11,964,589
	F&G Global Funding,
[e]	0.90% due 9/20/2024	1,500,000	1,482,600
[e]	1.75% due 6/30/2026	7,973,000	7,333,486
[e]	2.00% due 9/20/2028	8,458,000	7,239,371
[e]	2.30% due 4/11/2027	4,200,000	3,802,596
	Fairfax Financial Holdings Ltd.,
[f]	4.625% due 4/29/2030	4,673,000	4,454,491
[f]	5.625% due 8/16/2032	3,249,000	3,210,109
[e,f]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	4,232,243
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	3,857,000	3,146,309
	4.50% due 8/15/2028	1,280,000	1,240,640
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,803,554
	4.00% due 5/15/2030	1,457,000	1,310,834
[e]	Five Corners Funding Trust III, 5.791% due 2/15/2033	7,260,000	7,388,357
	GA Global Funding Trust,
[e]	1.625% due 1/15/2026	610,000	573,119
[e]	2.25% due 1/6/2027	2,971,000	2,745,501
[e]	3.85% due 4/11/2025	5,860,000	5,766,416
[d,e]	5.872% (SOFR + 0.50%) due 9/13/2024	5,322,000	5,320,829
[e]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	6,771,788
	Globe Life, Inc., 4.80% due 6/15/2032	3,038,000	2,797,968
[e]	Guardian Life Global Funding, 5.55% due 10/28/2027	4,545,000	4,604,676
	Horace Mann Educators Corp., 7.25% due 9/15/2028	6,000,000	6,363,120
[e,f]	Intact Financial Corp., 5.459% due 9/22/2032	5,922,000	5,886,053

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Jackson National Life Global Funding,
[e]	5.25% due 4/12/2028	$ 6,697,000	$ 6,573,976
[e]	5.50% due 1/9/2026	17,000,000	16,925,200
[e,h]	5.55% due 7/2/2027	5,350,000	5,334,539
	Lincoln National Corp., 5.852% due 3/15/2034	5,000,000	4,988,850
	Mercury General Corp., 4.40% due 3/15/2027	9,408,000	9,076,556
[d,e]	Nationwide Mutual Insurance Co., 7.891% (SOFR + 2.55%) due 12/15/2024	6,178,000	6,192,024
[e]	New York Life Global Funding, 4.55% due 1/28/2033	4,400,000	4,181,232
[d,e]	Pacific Life Global Funding II, 5.991% (SOFR + 0.62%) due 6/4/2026	4,533,000	4,532,184
[f]	Pentair Finance SARL, 5.90% due 7/15/2032	9,193,000	9,381,732
[e]	Principal Life Global Funding II, 5.50% due 6/28/2028	6,400,000	6,411,136
[e]	Protective Life Corp., 3.40% due 1/15/2030	4,902,000	4,379,349
[e]	Protective Life Global Funding, 5.467% due 12/8/2028	4,850,000	4,901,798
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	7,001,000	7,128,838
	Reliance Standard Life Global Funding II,
[e]	1.512% due 9/28/2026	4,000,000	3,620,080
[e]	5.243% due 2/2/2026	17,289,000	17,106,601
[f]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	9,395,000	9,404,113
	RGA Global Funding,
[e]	2.70% due 1/18/2029	9,687,000	8,700,282
[e]	5.448% due 5/24/2029	4,000,000	4,009,160
[e]	5.50% due 1/11/2031	5,458,000	5,449,213
	Sammons Financial Group, Inc.,
[e]	4.45% due 5/12/2027	2,000,000	1,933,580
[e]	6.875% due 4/15/2034	6,610,000	6,773,928
	Stewart Information Services Corp., 3.60% due 11/15/2031	16,620,000	13,746,236
	Willis North America, Inc.,
	2.95% due 9/15/2029	3,000,000	2,687,910
	5.35% due 5/15/2033	9,835,000	9,640,365
			417,255,290
	Materials — 3.0%
	Chemicals — 0.7%
	FMC Corp., 5.15% due 5/18/2026	4,860,000	4,827,535
	International Flavors & Fragrances, Inc. (EUR), 1.80% due 9/25/2026	13,400,000	13,739,395
	NOVA Chemicals Corp.,
[e,f]	5.25% due 6/1/2027	9,300,000	8,894,520
[e,f]	9.00% due 2/15/2030	5,000,000	5,283,900
[e,f]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	12,383,000	11,319,672
	OCP SA,
[e,f]	3.75% due 6/23/2031	7,200,000	6,197,760
[e,f]	4.50% due 10/22/2025	4,800,000	4,696,128
[b,f,i]	Phosagro OAO Via Phosagro Bond Funding DAC, 3.05% due 1/23/2025	933,000	772,533
[e,f]	SNF Group SACA, 3.125% due 3/15/2027	8,405,000	7,736,719
	Containers & Packaging — 1.4%
[f]	Amcor Group Finance plc, 5.45% due 5/23/2029	4,400,000	4,416,192
[e,f]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc, 3.25% due 9/1/2028	16,310,000	14,325,236
	Ball Corp.,
	2.875% due 8/15/2030	14,300,000	12,157,860
	3.125% due 9/15/2031	5,414,000	4,579,107
	6.00% due 6/15/2029	1,000,000	1,005,360
[e]	Berry Global, Inc., 4.875% due 7/15/2026	8,222,000	8,071,455
[e]	Berry Global, Inc. (EUR), 1.00% due 1/15/2025	4,019,000	4,219,832
	Graphic Packaging International LLC,
[e]	3.50% due 3/15/2028 - 3/1/2029	8,150,000	7,493,392
[e]	6.375% due 7/15/2032	1,000,000	1,000,230
[e]	Matthews International Corp., Class C, 5.25% due 12/1/2025	15,091,000	14,756,734
[e]	OI European Group BV (EUR), 6.25% due 5/15/2028	3,000,000	3,319,390
	Sealed Air Corp.,
[e]	1.573% due 10/15/2026	13,352,000	12,148,451
[e]	5.00% due 4/15/2029	8,460,000	8,061,111
[e]	6.50% due 7/15/2032	4,000,000	3,981,160
[e]	Sealed Air Corp./Sealed Air Corp. U.S., 7.25% due 2/15/2031	500,000	515,540
[e]	Silgan Holdings, Inc., 1.40% due 4/1/2026	20,082,000	18,607,579

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Metals & Mining — 0.9%
[f]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	$ 15,715,000	$ 14,098,712
[e,f]	Antofagasta plc, 2.375% due 10/14/2030	3,700,000	3,072,665
	Cleveland-Cliffs, Inc., 7.00% due 3/15/2027	5,000,000	4,966,100
[e]	Compass Minerals International, Inc., 6.75% due 12/1/2027	11,123,000	10,630,807
[b,e,f,i]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	7,500,000	4,524,600
[e,f]	POSCO, 5.625% due 1/17/2026	4,650,000	4,656,882
	Stillwater Mining Co.,
[e]	4.00% due 11/16/2026	14,328,000	13,074,730
[e]	4.50% due 11/16/2029	3,050,000	2,479,559
	WE Soda Investments Holding plc,
[e,f]	9.375% due 2/14/2031	4,150,000	4,232,917
[e,f]	9.50% due 10/6/2028	16,000,000	16,373,760
			260,237,523
	Media & Entertainment — 0.7%
	Media — 0.7%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[e]	4.25% due 2/1/2031 - 1/15/2034	11,548,000	9,137,359
[e]	4.75% due 3/1/2030 - 2/1/2032	9,273,000	7,989,386
[e]	Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875% due 8/15/2027	3,880,000	3,651,235
[e]	News Corp., 5.125% due 2/15/2032	4,980,000	4,724,576
[e]	Sirius XM Radio, Inc., 5.00% due 8/1/2027	21,775,000	20,835,626
[e,f]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	14,200,000	13,465,292
			59,803,474
	Pharmaceuticals, Biotechnology & Life Sciences — 0.9%
	Biotechnology — 0.3%
	Amgen, Inc.,
	5.25% due 3/2/2033	5,000,000	4,985,250
	5.507% due 3/2/2026	6,800,000	6,799,796
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	2,505,000	2,372,135
	Illumina, Inc., 5.80% due 12/12/2025	5,579,000	5,584,635
[f]	Royalty Pharma plc, 1.75% due 9/2/2027	4,086,000	3,670,249
	Life Sciences Tools & Services — 0.1%
[e]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	11,000,000	11,515,395
	Pharmaceuticals — 0.5%
[a,b,i]	Atlas U.S. Royalty LLC Participation Rights, Zero coupon due 3/15/2027	5,450,000	545
[e]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	2,500,000	2,446,375
	Cigna Group, 5.685% due 3/15/2026	16,515,000	16,500,302
[e]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	5,402,000	5,128,281
[e]	Walgreens Boots Alliance, Inc., 6.523% due 7/5/2024	22,090,000	22,074,291
			81,077,254
	Real Estate Management & Development — 0.2%
	Real Estate Management & Development — 0.2%
[e]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	13,774,000	13,669,869
[e]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,624,684
			16,294,553
	Semiconductors & Semiconductor Equipment — 1.0%
	Semiconductors & Semiconductor Equipment — 1.0%
[e]	Broadcom, Inc., 3.187% due 11/15/2036	4,861,000	3,844,662
	Microchip Technology, Inc., 4.25% due 9/1/2025	11,300,000	11,124,059
	Micron Technology, Inc.,
	4.663% due 2/15/2030	1,186,000	1,148,712
	6.75% due 11/1/2029	9,820,000	10,441,999
	Qorvo, Inc.,
	1.75% due 12/15/2024	8,500,000	8,333,230
[e]	3.375% due 4/1/2031	14,904,000	12,768,704
[e,f]	Renesas Electronics Corp., 1.543% due 11/26/2024	23,340,000	22,911,244
	SK Hynix, Inc.,
[e,f]	1.50% due 1/19/2026	4,400,000	4,132,964
[e,f]	6.25% due 1/17/2026	6,800,000	6,861,336
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	1,160,000	1,078,499

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			82,645,409
	Software & Services — 2.6%
	Information Technology Services — 1.0%
	Block Financial LLC, 2.50% due 7/15/2028	$ 3,605,000	$ 3,231,198
[e]	Boost Newco Borrower LLC, 7.50% due 1/15/2031	8,000,000	8,343,120
	Booz Allen Hamilton, Inc., 5.95% due 8/4/2033	7,440,000	7,642,070
	DXC Technology Co., 2.375% due 9/15/2028	11,657,000	10,162,806
[f]	Genpact Luxembourg SARL, 3.375% due 12/1/2024	9,909,000	9,787,119
	Genpact Luxembourg SARL/Genpact USA, Inc.,
[f]	1.75% due 4/10/2026	1,626,000	1,516,473
[f]	6.00% due 6/4/2029	4,424,000	4,474,257
	Global Payments, Inc.,
	1.20% due 3/1/2026	1,401,000	1,304,261
	1.50% due 11/15/2024	810,000	797,461
	5.30% due 8/15/2029	4,441,000	4,410,179
[e]	Insight Enterprises, Inc., 6.625% due 5/15/2032	2,700,000	2,743,308
	Kyndryl Holdings, Inc.,
	2.05% due 10/15/2026	3,968,000	3,658,298
	2.70% due 10/15/2028	3,772,000	3,352,214
[e]	Science Applications International Corp., 4.875% due 4/1/2028	25,550,000	24,379,554
[e]	Wipro IT Services LLC, 1.50% due 6/23/2026	3,953,000	3,669,728
	Internet Software & Services — 0.6%
[e]	Arches Buyer, Inc., 4.25% due 6/1/2028	19,319,000	17,237,764
[e]	Cogent Communications Group, Inc., 7.00% due 6/15/2027	9,567,000	9,478,505
	eBay, Inc., 5.90% due 11/22/2025	3,650,000	3,669,199
	Prosus NV,
[e,f]	3.061% due 7/13/2031	656,000	542,466
[e,f]	4.193% due 1/19/2032	11,494,000	10,120,927
	Prosus NV (EUR),
[e]	1.288% due 7/13/2029	8,715,000	8,002,774
[e]	2.031% due 8/3/2032	7,000,000	6,089,831
	Software — 1.0%
[e,f]	Constellation Software, Inc., 5.158% due 2/16/2029	9,218,000	9,216,986
[e]	Fair Isaac Corp., 4.00% due 6/15/2028	16,087,000	15,045,206
	Fidelity National Information Services, Inc., 1.15% due 3/1/2026	2,000,000	1,864,700
[e]	GoTo Group, Inc.,5.50% due 5/1/2028	5,292,209	3,002,791
[e]	Infor, Inc., 1.75% due 7/15/2025	2,250,000	2,155,748
	MSCI, Inc.,
[e]	3.875% due 2/15/2031	9,973,000	8,969,018
[e]	4.00% due 11/15/2029	6,289,000	5,863,926
	Open Text Corp.,
[e,f]	3.875% due 2/15/2028 - 12/1/2029	20,088,000	18,373,508
[e,f]	6.90% due 12/1/2027	9,150,000	9,442,434
[e]	SS&C Technologies, Inc., 6.50% due 6/1/2032	4,700,000	4,742,018
	VMware LLC, 4.50% due 5/15/2025	4,040,000	4,000,691
			227,290,538
	Technology Hardware & Equipment — 0.9%
	Electronic Equipment, Instruments & Components — 0.8%
	Avnet, Inc., 6.25% due 3/15/2028	14,700,000	15,071,910
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	5,238,000	4,726,300
	4.25% due 4/1/2028	8,103,000	7,730,910
	Flex Ltd.,
[f]	4.875% due 5/12/2030	4,671,000	4,515,596
[f]	6.00% due 1/15/2028	3,886,000	3,936,712
[e,f]	Sensata Technologies BV, 5.875% due 9/1/2030	2,375,000	2,323,320
[e]	Sensata Technologies, Inc., 6.625% due 7/15/2032	800,000	805,624
	TD SYNNEX Corp., 1.75% due 8/9/2026	10,068,000	9,291,959
	Trimble, Inc., 4.75% due 12/1/2024	6,525,000	6,492,244
	Vontier Corp.,
	1.80% due 4/1/2026	4,453,000	4,164,802
	2.40% due 4/1/2028	11,254,000	9,976,446

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	WESCO Distribution, Inc., 6.375% due 3/15/2029	$ 4,690,000	$ 4,708,760
[e]	Zebra Technologies Corp., 6.50% due 6/1/2032	630,000	637,151
	Technology Hardware, Storage & Peripherals — 0.1%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	3,464,000	3,430,122
[e,f]	Lenovo Group Ltd., 5.831% due 1/27/2028	3,885,000	3,922,218
			81,734,074
	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.4%
	AT&T, Inc., 5.539% due 2/20/2026	22,242,000	22,243,779
[e,f]	Videotron Ltd., 5.125% due 4/15/2027	7,150,000	7,043,537
	Virgin Media Secured Finance plc,
[e,f]	4.50% due 8/15/2030	1,500,000	1,272,131
[e,f]	5.50% due 5/15/2029	1,800,000	1,644,696
	Wireless Telecommunication Services — 0.3%
[e]	Crown Castle Towers LLC, 4.241% due 7/15/2048	455,000	432,737
[f,j]	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00% due 5/25/2027 PIK	4,890,050	4,834,010
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026 - 11/15/2031	13,747,000	11,532,105
	5.375% due 4/15/2027	2,965,000	2,956,668
[e,f]	Vmed O2 U.K. Financing I plc, 4.25% due 1/31/2031	7,818,000	6,500,902
			58,460,565
	Transportation — 0.2%
	Air Freight & Logistics — 0.2%
	Ryder System, Inc.,
	5.25% due 6/1/2028	6,533,000	6,546,523
	5.65% due 3/1/2028	7,244,000	7,345,923
	Passenger Airlines — 0.0%
	American Airlines Pass-Through Trust, Series 2016-3 Class B, 3.75% due 4/15/2027	553,159	532,084
[e]	British Airways Pass-Through Trust, Series 2020-1 Class A, 4.25% due 5/15/2034	902,265	843,527
			15,268,057
	Utilities — 5.2%
	Electric Utilities — 4.0%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	5,106,000	4,968,904
	Series I, 2.10% due 7/1/2030	2,612,000	2,174,333
[e,f]	AES Espana BV, 5.70% due 5/4/2028	15,177,000	14,429,078
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	4,659,000	4,650,660
	Alliant Energy Finance LLC,
[e]	1.40% due 3/15/2026	1,500,000	1,385,835
[e]	5.95% due 3/30/2029	3,415,000	3,492,486
	American Electric Power Co., Inc., 5.699% due 8/15/2025	4,750,000	4,752,375
	Arizona Public Service Co., 5.70% due 8/15/2034	6,776,000	6,764,074
	Black Hills Corp.,
	1.037% due 8/23/2024	8,226,000	8,167,678
	2.50% due 6/15/2030	1,000,000	842,410
	5.95% due 3/15/2028	5,387,000	5,504,652
	6.15% due 5/15/2034	6,135,000	6,256,289
[e]	Boston Gas Co., 3.757% due 3/16/2032	6,140,000	5,355,799
	Comision Federal de Electricidad,
[e,f]	3.348% due 2/9/2031	16,177,000	13,330,495
[f]	5.00% due 9/29/2036	6,636,400	5,826,029
	Dominion Energy, Inc., 5.375% due 11/15/2032	5,000,000	4,958,800
	DTE Energy Co., 4.875% due 6/1/2028	9,605,000	9,450,936
[e,f]	Electricite de France SA, 5.65% due 4/22/2029	21,720,000	21,860,094
	Enel Finance International NV,
[e,f]	1.875% due 7/12/2028	16,900,000	14,891,097
[e,f]	2.25% due 7/12/2031	1,951,000	1,587,958
[e,f]	5.00% due 6/15/2032	3,819,000	3,627,897
[e,f]	5.125% due 6/26/2029	9,739,000	9,583,955
[e,f]	7.50% due 10/14/2032	2,400,000	2,655,264
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	5,866,000	5,350,848

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	3.45% due 12/1/2027	$ 3,000,000	$ 2,822,520
	Evergy Metro, Inc., 4.95% due 4/15/2033	4,663,000	4,522,411
	Eversource Energy,
	5.125% due 5/15/2033	4,950,000	4,745,912
	5.45% due 3/1/2028	5,181,000	5,197,268
	FirstEnergy Pennsylvania Electric Co.,
[e]	5.15% due 3/30/2026	5,230,000	5,195,691
[e]	5.20% due 4/1/2028	1,475,000	1,472,906
	ITC Holdings Corp.,
[e]	2.95% due 5/14/2030	1,742,000	1,534,179
[e]	4.95% due 9/22/2027	4,910,000	4,863,797
[e]	5.40% due 6/1/2033	13,817,000	13,618,588
[e]	5.65% due 5/9/2034	21,000,000	20,992,860
[e]	Kentucky Power Co., 7.00% due 11/15/2033	10,114,000	10,707,894
[e]	Mid-Atlantic Interstate Transmission LLC, 4.10% due 5/15/2028	945,000	907,191
[e]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	4,668,498	4,601,365
[e]	Monongahela Power Co., 3.55% due 5/15/2027	17,987,000	17,141,971
[e]	New York State Electric & Gas Corp., 5.65% due 8/15/2028	15,000,000	15,235,350
	NextEra Energy Capital Holdings, Inc.,
	5.749% due 9/1/2025	7,416,000	7,432,612
	6.051% due 3/1/2025	4,700,000	4,706,956
	Niagara Mohawk Power Corp.,
[e]	3.508% due 10/1/2024	2,236,000	2,219,856
[e]	4.278% due 12/15/2028	7,700,000	7,353,038
	Public Service Enterprise Group, Inc., 5.20% due 4/1/2029	9,543,000	9,519,047
	Puget Energy, Inc.,
	2.379% due 6/15/2028	737,000	657,478
	4.10% due 6/15/2030	6,876,000	6,313,612
	4.224% due 3/15/2032	8,255,000	7,399,369
	Southern Co.,
	3.25% due 7/1/2026	6,725,000	6,466,155
	5.113% due 8/1/2027	6,096,000	6,078,870
	System Energy Resources, Inc., 6.00% due 4/15/2028	2,212,000	2,250,113
[e]	Toledo Edison Co., 2.65% due 5/1/2028	3,933,000	3,534,744
[e]	Vistra Operations Co. LLC, 3.55% due 7/15/2024	2,000,000	1,997,400
	Xcel Energy, Inc., 5.45% due 8/15/2033	3,183,000	3,128,125
	Gas Utilities — 1.0%
[e]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	6,711,000	6,449,942
	CenterPoint Energy Resources Corp., 5.40% due 7/1/2034	6,427,000	6,362,152
[e,f]	ENN Clean Energy International Investment Ltd., 3.375% due 5/12/2026	9,524,000	9,080,467
[e]	KeySpan Gas East Corp., 5.994% due 3/6/2033	14,587,000	14,681,961
	NiSource, Inc., 5.25% due 3/30/2028	3,444,000	3,440,315
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	4,945,000	4,935,209
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	6,950,000	6,904,339
	Southwest Gas Corp.,
	2.20% due 6/15/2030	7,880,000	6,677,039
	4.05% due 3/15/2032	3,026,000	2,738,802
	5.80% due 12/1/2027	4,610,000	4,672,327
[d]	Spire Missouri, Inc., 5.871% (SOFR + 0.50%) due 12/2/2024	12,345,000	12,347,469
	Spire, Inc., 5.30% due 3/1/2026	9,300,000	9,273,774
	Multi-Utilities — 0.2%
[e,f]	Aegea Finance SARL, 9.00% due 1/20/2031	18,400,000	19,076,752
			451,125,772
	Total Corporate Bonds (Cost $3,625,504,910)		3,562,068,153
	Convertible Bonds — 0.1%
	Financial Services — 0.0%
	Financial Services — 0.0%
[e]	Repay Holdings Corp., Zero Coupon due 2/1/2026	5,460,000	4,975,862
			4,975,862
	Media & Entertainment — 0.1%
	Media — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	$ 15,486,000	$ 8,658,222
			8,658,222
	Total Convertible Bonds (Cost $14,491,682)		13,634,084
	Long-Term Municipal Bonds — 0.0%
	California (California Mtg Insurance) HFFA, 7.875% due 2/1/2026	865,000	866,505
	City of Detroit GO, Series B, 2.511% due 4/1/2025	465,000	451,125
	New York Transportation Development Corp. (Research Foundation of State University of New York), 4.248% due 9/1/2035	2,530,000	2,426,293
	Total Long-Term Municipal Bonds (Cost $3,858,411)		3,743,923
	Other Government — 1.8%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	36,873,000	22,029,206
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	71,800,000	11,930,509
[e,h]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	1,401,000,000	23,995,977
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	580,450,000	11,754,868
	Egypt Treasury Bills (EGP), Series 364D, due 3/11/2025	952,450,000	16,788,146
[e,f]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	21,382,000	17,894,382
	Indonesia Treasury Bonds (IDR),
	Series 101, 6.875% due 4/15/2029	216,734,000,000	13,198,339
	Series FR75, 7.50% due 5/15/2038	36,895,000,000	2,327,506
	Series FR82, 7.00% due 9/15/2030	45,000,000,000	2,754,192
	Series FR83, 7.50% due 4/15/2040	44,090,000,000	2,787,969
	Nigeria Government International Bonds,
[e,f]	7.625% due 11/28/2047	10,000,000	7,215,500
[e,f]	8.25% due 9/28/2051	4,300,000	3,279,610
[f]	Panama Bonos del Tesoro, Series DOM, 6.375% due 7/25/2033	12,710,000	11,944,477
[e]	Republic of Uzbekistan International Bonds (UZS), 16.625% due 5/29/2027	95,500,000,000	7,604,914
	Total Other Government (Cost $155,806,630)		155,505,595
	U.S. Treasury Securities — 16.2%
	U.S. Treasury Inflation-Indexed Bonds,
	1.75%, 1/15/2028	108,752,195	107,018,957
	2.125%, 2/15/2054	39,328,520	38,251,595
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 4/15/2025 - 4/15/2027	96,428,169	91,238,169
	1.25%, 4/15/2028	79,927,489	77,229,936
	1.625%, 10/15/2027	63,025,668	62,026,121
	1.75%, 1/15/2034	27,945,260	27,128,734
	U.S. Treasury Notes,
	1.125%, 8/31/2028	32,000,000	28,035,000
	2.75%, 8/15/2032	248,519,000	221,143,079
	2.875%, 5/15/2032	187,583,000	169,000,559
	4.00%, 2/15/2034	12,083,000	11,731,838
	4.125%, 11/15/2032	81,246,000	79,887,668
	4.375%, 5/15/2034	42,500,000	42,513,281
	4.50%, 11/15/2033	276,930,000	279,526,219
	U.S. Treasury Strip Coupon,
	4.644%, 11/15/2036	50,000,000	28,511,623
	4.689%, 5/15/2037	110,000,000	60,979,194
	4.848%, 8/15/2040	80,000,000	37,287,232
	4.94%, 11/15/2042	40,000,000	16,492,341
	4.947%, 8/15/2043	50,000,000	19,855,880
	Total U.S. Treasury Securities (Cost $1,387,505,490)		1,397,857,426
	U.S. Government Agencies — 0.4%
[c,d,e]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.420%), 9/15/2025	13,975,000	13,774,598
	Federal Home Loan Banks, 2.90%, 2/18/2037	22,380,000	17,661,625
	Total U.S. Government Agencies (Cost $31,979,613)		31,436,223
	Mortgage Backed — 24.6%
[d,e]	510 Asset-Backed Trust, Whole Loan Securities Trust CMO, Series 2021-NPL2 Class A1, 2.116% due 6/25/2061	18,395,814	18,006,342

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class B1, 4.018% due 12/25/2066	$ 4,575,000	$ 2,878,931
[d,e]	Series 2022-6 Class A3, 4.30% due 7/25/2067	4,266,262	3,918,382
[d,e]	Series 2023-1 Class A1, 4.75% due 9/26/2067	13,358,251	13,146,459
[d,e]	Series 2023-2 Class A1, 4.65% due 10/25/2067	6,466,829	6,328,721
[d,e]	AOA Mortgage Trust, CMBS, Series 2021-1177 Class A, 6.318% (TSFR1M + 0.99%) due 10/15/2038	12,740,000	11,954,193
[d,e,f]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 6.783% (SOFR30A + 1.45%) due 1/15/2037	20,000,000	19,914,796
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class A1, 3.805% due 1/25/2049	657,542	625,274
[d,e]	Series 2019-3 Class A1, 2.962% due 10/25/2048	1,332,490	1,226,314
[d,e]	Series 2021-1R Class A1, 1.175% due 10/25/2048	2,684,799	2,306,734
[d,e]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	14,259,038	13,351,782
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NPL1 Class A, 2.00% due 11/25/2051	7,562,906	7,276,757
[d,e]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	16,811,599	16,090,584
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 6.333% due 8/25/2033	22,296	22,296
[d,e]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 7.147% due 10/5/2038	4,250,000	4,406,627
[e]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	362,932	358,492
[e]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	6,760,000	5,312,824
[e]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	4,720,000	4,037,538
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.883% due 3/25/2050	699,512	582,076
[d,e]	Series 2019-1 Class B5, 3.883% due 3/25/2050	360,909	277,606
[d,e]	Series 2019-1 Class B6, 3.657% due 3/25/2050	521,093	312,209
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	2,261,183	2,034,129
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class A1, 3.007% due 1/25/2067	19,731,153	18,190,174
[d,e]	Series 2022-1 Class B2, 4.547% due 1/25/2067	4,700,000	3,433,546
[d,e]	Series 2022-2 Class B2, 4.631% due 3/25/2067	7,015,000	4,945,211
[d,e]	Series 2023-1 Class A1, 7.065% due 3/25/2058	11,362,322	11,362,971
	CIM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	150,975	138,800
[d,e,g]	Series 2020-J1 Class AIO1, 0.434% due 7/25/2050	13,682,975	270,309
[d,e,g]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	12,204,008	295,040
[d,e,g]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	16,807,494	168,041
[d,e]	Series 2020-J1 Class B4, 3.434% due 7/25/2050	332,021	271,631
[d,e]	Series 2020-J1 Class B5, 3.434% due 7/25/2050	167,844	104,494
[d,e]	Series 2020-J1 Class B6, 3.434% due 7/25/2050	324,163	130,549
[d,e,g]	Series 2020-J2 Class AX1, 0.256% due 1/25/2051	101,263,429	1,397,456
[d,e,g]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	108,052,667	1,135,871
[d,e]	Series 2020-J2 Class B4, 2.756% due 1/25/2051	491,000	214,674
[d,e]	Series 2020-J2 Class B5, 2.756% due 1/25/2051	164,000	69,797
[d,e]	Series 2020-J2 Class B6, 2.756% due 1/25/2051	654,523	221,905
[d,e]	Series 2023-I1 Class M1, 7.117% due 4/25/2058	10,705,000	10,671,103
[d,e]	Series 2023-I2 Class A1, 6.639% due 12/25/2067	12,989,184	12,996,931
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 6.092% due 3/25/2034	20,039	14,615
[d,e]	Series 2014-A Class A, 4.00% due 1/25/2035	341,315	321,194
[d,e]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	958,778
[d,e]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	593,608
[d,e]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	252,917
[e,g]	Series 2020-EXP1 Class XS, due 5/25/2060	19,606,270	931,476
[d,e]	Series 2020-EXP2 Class B5, 4.149% due 8/25/2050	153,000	87,094
[d,e]	Series 2020-EXP2 Class B6, 4.149% due 8/25/2050	372,000	171,642
[d,e]	Series 2021-J1 Class B4, 2.611% due 4/25/2051	375,000	160,075
[d,e]	Series 2021-J1 Class B5, 2.611% due 4/25/2051	616,000	220,783
[d,e]	Series 2021-J1 Class B6, 2.611% due 4/25/2051	453,829	137,781
[d,e]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	12,424,630	10,767,729
[d,e]	Series 2021-J2 Class B4, 2.769% due 7/25/2051	2,281,541	978,192
[d,e]	Series 2021-J2 Class B5, 2.769% due 7/25/2051	623,000	258,157
[d,e]	Series 2021-J2 Class B6, 2.769% due 7/25/2051	1,247,350	384,051
[d,e]	Series 2021-J3 Class B4, 2.859% due 9/25/2051	1,032,000	562,413
[d,e]	Series 2021-J3 Class B5, 2.859% due 9/25/2051	173,000	84,079
[d,e]	Series 2021-J3 Class B6, 2.859% due 9/25/2051	575,212	179,047
[d,e,g]	Series 2022-INV1 Class A5IX, 0.293% due 11/27/2051	195,096,023	3,012,185

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2022-INV1 Class B4, 3.293% due 11/27/2051	$ 1,308,911	$ 991,181
[d,e]	Series 2022-INV1 Class B6, 3.293% due 11/27/2051	3,299,783	1,417,067
[d,e]	Series 2022-J1 Class B4, 2.905% due 2/25/2052	700,598	357,833
[d,e]	Series 2022-J1 Class B5, 2.905% due 2/25/2052	527,000	225,977
[d,e]	Series 2022-J1 Class B6, 2.905% due 2/25/2052	1,404,735	441,521
[e]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	9,000,000	9,162,372
	Cross Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2023-H1 Class A1, 6.615% due 3/25/2068	8,435,740	8,475,516
[d,e]	Series 2024-H4 Class A1, 6.147% due 7/25/2069	12,800,000	12,866,500
	CSMC Trust, CMBS,
[d,e]	Series 2020-522F Class A, 9.182% (TSFR1M + 3.85%) due 9/16/2025	15,450,000	9,051,977
[d,e]	Series 2021-BPNY Class A, 9.158% (TSFR1M + 3.83%) due 8/15/2026	13,600,000	12,057,529
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2013-HYB1 Class B3, 6.794% due 4/25/2043	56,158	56,003
[d,e]	Series 2019-AFC1 Class B2, 5.196% due 7/25/2049	2,366,448	2,110,303
[d,e]	Series 2019-RP10 Class A1, 3.18% due 12/26/2059	11,514,352	11,665,289
[d,e,g]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	49,954,719	403,020
[d,e]	Series 2021-AFC1 Class B3, 4.326% due 3/25/2056	146,228	100,898
[d,e,g]	Series 2021-AFC1 Class XS, 3.274% due 3/25/2056	50,220,596	8,766,005
[d,e]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	2,318,233	1,934,729
[d,e]	Series 2021-NQM3 Class B2, 4.128% due 4/25/2066	2,650,000	1,840,686
[d,e]	Series 2021-NQM8 Class B2, 4.251% due 10/25/2066	3,478,650	2,619,856
[d,e]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	5,314,372	5,212,990
[d,e]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,580,805	3,456,574
[e]	DataBank Issuer LLC, CMBS, Series 2024-1A Class A2, 5.30% due 1/26/2054	16,375,000	15,737,923
[e]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	3,120,000	2,661,381
[d,e]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	615,644	572,819
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-2 Class A1, 2.739% due 11/25/2059	787,374	742,844
[d,e]	Series 2021-2 Class A1, 0.931% due 6/25/2066	2,740,546	2,243,905
[d,e]	Series 2022-1 Class B2, 3.874% due 1/25/2067	6,901,000	4,564,273
[d,e]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.721% due 10/1/2053	10,005,599	9,481,758
	Federal Home Loan Mtg Corp.,
[d]	Pool 1L0322, 4.178% (H15T1Y + 2.07%) due 2/1/2048	2,332,635	2,353,135
[d]	Pool 760025, 3.663% (5-Yr. CMT + 1.310%) due 10/1/2047	3,341,851	3,195,341
[d]	Pool 841097, 3.125% (5-Yr. CMT + 1.300%) due 9/1/2048	4,846,036	4,582,040
[d]	Pool 841355, 1.902% (2.15% - SOFR30A) due 11/1/2051	5,051,493	4,551,782
[d]	Pool 841362, 1.717% (2.15% - SOFR30A) due 2/1/2052	6,218,512	5,532,905
[d]	Pool 841377, 1.951% (2.23% - SOFR30A) due 4/1/2052	6,367,887	5,613,966
[d]	Pool 841463, 2.156% (2.18% - SOFR30A) due 7/1/2052	16,574,901	14,276,767
	Pool RE6097, 2.00% due 5/1/2051	12,241,543	9,377,503
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[d,g]	Series KIR1 Class X, 1.16% due 3/25/2026	32,333,289	455,464
	Series KJ46 Class A2, 4.796% due 10/25/2031	10,518,000	10,495,434
[d]	Series KJ47 Class A2, 5.43% due 6/25/2031	7,257,000	7,420,182
	Series KJ48 Class A2, 5.028% due 10/25/2031	18,483,000	18,616,848
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2020-2 Class MA, 2.00% due 11/25/2059	2,664,607	2,324,640
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	22,049,360	18,993,577
	Series 2024-1 Class MT, 3.00% due 11/25/2063	10,177,787	8,264,221
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA7373, 3.00% due 5/1/2052	3,177,906	2,716,414
	Pool SD1374, 3.00% due 3/1/2052	8,010,629	6,811,020
	Pool SD1588, 5.00% due 9/1/2052	5,307,613	5,175,869
	Pool SD1626, 5.00% due 10/1/2052	7,556,115	7,397,258
	Pool SD3632, 2.50% due 7/1/2052	37,429,535	30,615,518
	Pool SD4175, 2.50% due 6/1/2052	106,647,756	87,232,616
	Pool SD4176, 3.00% due 9/1/2052	115,711,849	98,504,438
	Pool SD5171, 2.50% due 1/1/2054	34,435,576	28,166,606
	Pool SD8140, 2.00% due 4/1/2051	34,569,833	27,179,866
	Pool SD8189, 2.50% due 1/1/2052	18,293,298	14,974,333
	Pool SD8225, 3.00% due 7/1/2052	15,635,460	13,304,273
	Pool SD8367, 5.50% due 10/1/2053	16,610,325	16,375,321

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
[d,e]	Series 2017-SC01 Class M1, 3.646% due 12/25/2046	$ 246,770	$ 238,606
[d,e]	Series 2017-SC02 Class M1, 3.87% due 5/25/2047	106,735	102,148
	Federal National Mtg Assoc.,
[d]	Pool BH4523, 1.842% (5-Yr. CMT + 1.150%) due 4/1/2047	5,045,840	4,739,150
[d]	Pool BH4524, 2.251% (5-Yr. CMT + 1.150%) due 6/1/2046	9,991,850	9,388,272
[d]	Pool BM6885, 1.613% (2.20% - SOFR30A) due 12/1/2051	7,218,830	6,425,274
	Pool BM6899, 2.50% due 1/1/2052	10,582,226	8,497,981
[d]	Pool BM6929, 1.919% (2.13% - SOFR30A) due 7/1/2051	7,344,863	6,650,491
[d]	Pool BO9998, 2.751% (H15T1Y + 2.03%) due 3/1/2048	3,949,445	3,749,309
[d]	Pool BU9934, 1.841% (2.37% - SOFR30A) due 2/1/2052	15,093,284	12,996,651
[d]	Pool CB2214, 1.525% (2.20% - SOFR30A) due 11/1/2051	8,031,016	7,163,301
	Federal National Mtg Assoc., CMO REMIC, Series 2024-25 Class VB, 5.50% due 3/25/2035	14,644,956	14,558,771
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	52,303,903	42,782,019
	Pool BW8669, 5.00% due 9/1/2052	4,893,011	4,733,736
	Pool CB2301, 3.00% due 12/1/2051	39,835,909	33,889,422
	Pool CB3050, 2.50% due 3/1/2052	25,145,215	20,567,549
	Pool CB3880, 5.00% due 6/1/2052	2,740,134	2,673,812
	Pool FS5447, 2.50% due 9/1/2052	38,509,996	31,594,622
	Pool FS6130, 2.50% due 7/1/2052	150,856,237	123,392,977
	Pool FS6157, 3.00% due 9/1/2052	128,195,008	109,230,472
	Pool FS7577, 2.50% due 1/1/2054	29,359,003	24,014,219
	Pool FS7757, 2.50% due 2/1/2052	28,445,841	23,268,169
	Pool FS7879, 2.50% due 7/1/2052	20,821,547	16,997,586
	Pool MA5138, 5.50% due 9/1/2053	9,326,230	9,194,860
	Pool MA5139, 6.00% due 9/1/2053	8,452,098	8,472,284
	Pool MA5166, 6.00% due 10/1/2053	16,338,538	16,377,560
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-1 Class A2IO, 1.244% due 4/25/2050	117,808,195	2,888,492
[d,e]	Series 2020-1 Class B3, 2.884% due 4/25/2050	1,409,199	1,224,910
[d,e]	Series 2020-1 Class B4, 2.884% due 4/25/2050	1,325,000	1,006,461
[d,e]	Series 2020-1 Class B5, 2.884% due 4/25/2050	470,000	343,865
[d,e]	Series 2020-1 Class B6, 2.884% due 4/25/2050	755,000	425,377
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	190,014	171,951
[d,e]	Series 2018-3INV Class B4, 4.452% due 5/25/2048	5,110,818	4,634,065
[d,e]	Series 2019-2 Class B3, 3.998% due 12/25/2049	3,505,586	3,026,300
[d,e,g]	Series 2020-2 Class AX1, 0.663% due 8/25/2050	24,460,115	721,253
[d,e,g]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	4,191,808	99,823
[d,e]	Series 2020-2 Class B4, 3.663% due 8/25/2050	201,717	165,093
[d,e]	Series 2020-2 Class B5, 3.663% due 8/25/2050	602,387	462,201
[d,e]	Series 2020-2 Class B6C, 3.511% due 8/25/2050	805,162	407,932
[d,e,g]	Series 2021-13IN Class AX1, 0.178% due 12/30/2051	162,217,388	1,356,332
[d,e,g]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	13,410,913	137,516
[d,e,g]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	12,265,751	348,486
[d,e]	Series 2021-13IN Class B4, 3.358% due 12/30/2051	2,532,453	1,930,065
[d,e]	Series 2021-13IN Class B5, 3.358% due 12/30/2051	461,666	327,299
[d,e]	Series 2021-13IN Class B6C, 3.323% due 12/30/2051	4,023,869	2,140,022
[d,e]	FREMF Mortgage Trust, CMBS, Series 2016-KF24 Class B, 10.439% (SOFR30A + 5.11%) due 10/25/2026	298,726	287,834
	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	576,477	545,010
[d,e]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	2,952,926	2,779,996
[d,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	6,822,807	6,195,803
[d,e]	Series 2021-NQM1 Class M1, 2.316% due 1/25/2066	6,112,000	4,130,445
[d,e]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	3,580,823	2,858,194
[d,e]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	18,222,294	16,808,840
[d,e,f]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 6.463% (TSFR1M + 1.13%) due 7/15/2039	14,000,000	13,929,990
[d,e]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	11,446,925	11,490,487
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-INV1 Class A11X, 3.408% due 10/25/2050	895,783	133,926
[d,e,g]	Series 2020-INV1 Class A12X, 2.921% due 10/25/2050	10,725,660	1,374,489
[d,e,g]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	58,189,243	414,214
[d,e,g]	Series 2020-INV1 Class AX1, due 10/25/2050	39,021,391	390
[d,e,g]	Series 2020-INV1 Class AX2, 0.421% due 10/25/2050	1,933,005	25,894

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e,g]	Series 2020-INV1 Class AX4, 0.925% due 10/25/2050	$ 2,080,856	$ 62,962
[d,e]	Series 2020-INV1 Class B4, 3.846% due 10/25/2050	1,228,339	1,015,164
[d,e]	Series 2020-INV1 Class B5, 3.846% due 10/25/2050	1,231,246	1,042,734
[d,e]	Series 2020-INV1 Class B6, 3.846% due 10/25/2050	2,935,081	1,982,355
[d,e,g]	Series 2020-INV1 Class BX, 0.346% due 10/25/2050	14,014,934	245,867
[d,e,g]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	2,326,944	296,593
[d,e]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	6,783,936	6,603,028
[d,e]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	6,414,266	6,066,237
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	20,349,749	20,314,360
[d,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 5.516% due 5/25/2065	14,305,000	13,365,057
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	5,184,010	5,110,386
[e]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	22,320,000	22,313,137
[e]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	16,067,500	15,653,483
[d,e]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	5,870,000	5,092,748
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM3 Class B2, 4.138% due 11/25/2056	5,408,000	3,847,873
[d,e]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	3,940,800	3,309,908
[d,e]	Series 2021-NQM4 Class B2, 4.10% due 1/25/2057	2,500,000	1,755,666
[d,e]	Series 2022- NQM1 Class A1, 2.493% due 2/25/2067	15,157,149	13,187,609
[d,e]	Series 2022-NQM2 Class B2, 4.20% due 3/25/2067	15,600,000	9,957,759
[d,e]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	12,432,458	12,293,326
[d,e]	Series 2022-NQM4 Class A3, 5.04% due 6/25/2067	3,765,747	3,605,216
[d,e]	Series 2022-NQM6 Class A1, 6.819% due 10/25/2067	8,025,243	8,010,097
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.532% due 6/25/2045	830,166	576,624
[d,e]	Series 2017-5 Class B6, 5.518% due 10/26/2048	3,020,511	2,183,194
[d,e]	Series 2019-8 Class B4, 4.171% due 3/25/2050	3,280,760	2,810,064
[d,e,g]	Series 2020-3 Class AX1, 0.14% due 8/25/2050	9,197,842	45,920
[d,e,g]	Series 2020-4 Class A11X, (TSFR1M + 5.14%) due 11/25/2050	1,833,114	72,478
[d,e,g]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	8,179,835	192,513
[d,e,g]	Series 2020-4 Class AX1, 0.093% due 11/25/2050	30,213,363	100,910
[d,e,g]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	835,877	139,295
[d,e,g]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	1,929,178	49,896
[d,e]	Series 2020-4 Class B4, 3.643% due 11/25/2050	1,268,107	1,061,039
[d,e]	Series 2020-4 Class B5, 3.643% due 11/25/2050	584,789	437,292
[d,e]	Series 2020-4 Class B6, 3.432% due 11/25/2050	1,054,996	476,839
[d,e]	Series 2020-7 Class B4, 3.509% due 1/25/2051	600,337	497,809
[d,e]	Series 2020-7 Class B5, 3.509% due 1/25/2051	418,776	258,694
[d,e]	Series 2020-7 Class B6, 3.509% due 1/25/2051	588,627	243,601
[d,e]	Series 2020-LTV1 Class B3A, 3.762% due 6/25/2050	2,671,942	2,297,020
[d,e]	Series 2021-11 Class B5, 3.022% due 1/25/2052	2,288,293	1,553,994
[d,e]	Series 2021-11 Class B6, 2.763% due 1/25/2052	2,613,182	1,122,991
[d,e]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	12,719,895	10,281,284
[d,e]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	16,541,167	13,851,846
[d,e]	Series 2022-2 Class B4, 3.128% due 8/25/2052	3,191,111	2,328,442
[d,e]	Series 2022-2 Class B5, 3.128% due 8/25/2052	1,697,319	1,039,646
[d,e]	Series 2022-2 Class B6, 2.653% due 8/25/2052	1,813,305	618,431
[d,e]	Series 2022-3 Class B4, 3.104% due 8/25/2052	2,621,070	1,918,992
[d,e]	Series 2022-3 Class B5, 3.104% due 8/25/2052	1,667,608	783,009
[d,e]	Series 2022-3 Class B6, 2.62% due 8/25/2052	1,460,644	454,393
[d,e]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	8,497,196	8,063,757
[d,e]	Series 2023-1 Class A2, 5.50% due 6/25/2053	6,850,883	6,668,399
[d,e]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	8,388,715	8,253,406
[d,e]	JP Morgan Wealth Management, Whole Loan Securities Trust CMO, Series 2021-CL1 Class M1, 6.635% (SOFR30A + 1.30%) due 3/25/2051	4,077,152	3,957,698
[e]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	2,750,000	2,447,386
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV2 Class AX1, 0.122% due 8/25/2051	98,399,583	487,944
[d,e,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,742,163	267,652
[d,e]	Series 2021-INV2 Class B5, 3.322% due 8/25/2051	310,756	219,786
[d,e]	Series 2021-INV2 Class B6, 3.205% due 8/25/2051	1,499,920	720,810
[d,e,g]	Series 2021-INV3 Class AX1, 0.162% due 10/25/2051	116,781,193	839,400
[d,e,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	9,499,123	256,595

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2021-INV3 Class B5, 3.212% due 10/25/2051	$ 429,811	$ 304,303
[d,e]	Series 2021-INV3 Class B6, 3.144% due 10/25/2051	1,899,151	935,254
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.501% due 8/25/2034	42,949	40,598
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	348,272	337,388
	MFA Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	680,479
[d,e]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	3,089,422	2,869,872
[d,e]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	8,324,257	7,102,401
[d,e]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,950,000	4,195,087
[d,e]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	17,805,173	16,984,130
[d,e]	Series 2022-NQM3 Class A1, 5.57% due 9/25/2067	7,932,688	8,018,292
[d,e]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	7,430,569	7,091,785
[d,e]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	17,638,759	17,636,765
[e]	Morgan Stanley Capital I, Inc., CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	14,891,480	15,179,113
[d,e]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	17,571,856	17,593,959
[e]	New Economy Assets Phase 1 Sponsor LLC, CMBS, Series 2021-1 Class A1, 1.91% due 10/20/2061	19,365,000	17,253,793
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00% due 4/25/2057	786,228	738,536
[d,e]	Series 2017-4A Class A1, 4.00% due 5/25/2057	645,889	606,616
[d,e]	Series 2017-5A Class A1, 6.96% (TSFR1M + 1.61%) due 6/25/2057	371,125	373,407
[d,e]	Series 2017-6A Class A1, 4.00% due 8/27/2057	338,388	320,099
[d,e]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	651,122	613,978
[d,e,g]	Series 2021-INV1 Class AX1, 0.75% due 6/25/2051	99,204,026	3,642,107
[d,e]	Series 2021-INV1 Class B5, 3.25% due 6/25/2051	1,165,699	861,020
[d,e]	Series 2021-INV1 Class B6, 1.995% due 6/25/2051	2,051,396	1,035,125
[d,e]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	17,434,569	15,755,297
[d,e]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	15,396,163	14,242,461
[d,e]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	10,000,000	10,022,145
[e]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,450,000	3,502,302
[d,e]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	11,000,000	11,040,062
[d,e]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	5,674,315	4,489,425
[e]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	19,814,348	16,819,490
[d,e]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	14,928,647	12,152,916
[d,e]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 5.116% due 5/25/2065	20,739,691	20,656,419
[d,e]	PRET LLC, Whole Loan Securities Trust CMO, Series 2021-RN3 Class A1, 1.843% due 9/25/2051	9,890,670	9,526,766
[d,e]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	5,570,699	5,317,059
	PRKCM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	4,259,167	3,511,560
[d,e]	Series 2021-AFC1 Class B2, 3.95% due 8/25/2056	2,729,000	1,769,302
[d,e]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	7,150,323	7,213,597
	PRPM LLC, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	8,534,220	8,662,984
[d,e]	Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	9,884,068	9,339,025
	PRPM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-INV1 Class A1, 4.40% due 4/25/2067	25,604,487	24,864,519
[d,e]	Series 2022-INV1 Class A3, 4.44% due 4/25/2067	8,602,402	8,118,358
[d,e]	Rate Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-J1 Class A9, 2.50% due 1/25/2052	12,400,720	10,519,260
[e]	Retained Vantage Data Centers Issuer LLC, CMBS, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,100,000	11,682,755
[d,e]	Saluda Grade Alternative Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, due 9/25/2050	1,601,029	583,495
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	5,580,201	4,954,380
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.119% due 11/25/2030	1,686,000	1,505,651
[d,e]	Series 2016-3 Class B3, 3.598% due 11/25/2046	2,321,167	1,801,506
[d,e]	Series 2017-7 Class B3, 3.725% due 10/25/2047	1,273,434	1,101,751
[d,e]	Series 2018-7 Class B4, 4.253% due 9/25/2048	1,802,000	1,436,807
[d,e]	Series 2021-9 Class A1, 2.50% due 1/25/2052	13,157,916	10,602,988
[d,e]	Series 2023-3 Class A1, 6.00% due 9/25/2053	8,014,640	7,954,638
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-3 Class A1, 2.703% due 9/25/2059	47,758	46,957
[d,e,g]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	11,920,330	160,008
[d,e]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,714,275
[d,e]	Series 2019-3 Class B3, 6.224% due 9/25/2059	842,000	689,104
[e]	Series 2019-3 Class XS1, due 9/25/2059	11,602,771	116
[e]	Series 2019-3 Class XS2, due 9/25/2059	11,022,521	511,142

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2020-2 Class A3, 1.895% due 5/25/2065	$ 1,003,570	$ 912,101
[d,e]	Series 2021-2 Class A1, 1.737% due 12/25/2061	5,960,597	4,863,740
[d,e]	Series 2022-1 Class B2, 3.971% due 3/27/2062	4,204,000	2,748,713
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.556% due 11/25/2046	2,512,070	1,981,286
[e]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	17,958,000	14,695,402
[d,e]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	5,463,138	5,167,158
[e]	Stack Infrastructure Issuer LLC, CMBS, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	6,980,789
[d,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	14,890,937	12,366,920
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.66% due 7/25/2048	2,403,409	2,122,613
[d,e]	Series 2018-2 Class B4, 3.66% due 7/25/2048	2,040,000	1,363,513
[d,e]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	11,200,000	11,212,229
[d,e]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class A1, 3.25% due 3/25/2058	1,176,580	1,141,773
[d,e]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	10,487,414	10,146,148
[d,e]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 6.172% due 8/25/2057	10,000,000	9,682,487
[d,e]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A2, 1.986% due 4/25/2065	874,256	820,530
[d,e]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	4,050,000	4,039,387
	Wells Fargo Commercial Mortgage Trust, CMBS,
	Series 2016-C34 Class A2, 2.603% due 6/15/2049	960,626	923,721
[d,e]	Series 2018-1745 Class A, 3.874% due 6/15/2036	4,000,000	3,499,841
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	87,353,611	2,431,654
[d,e]	Series 2021-INV1 Class B4, 3.312% due 8/25/2051	1,623,083	1,223,800
[d,e]	Series 2021-INV1 Class B5, 3.312% due 8/25/2051	1,302,439	899,717
[d,e]	Series 2021-INV1 Class B6, 3.312% due 8/25/2051	996,139	414,859
	Total Mortgage Backed (Cost $2,142,940,070)		2,127,713,269
	Loan Participations — 0.9%
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
	Imagefirst Holdings LLC,
[k]	9.578% (SOFR + 4.25%), due 4/27/2028	11,132,949	11,105,117
[k]	9.589% (SOFR + 4.25%), due 4/27/2028	1,561,940	1,558,035
	Professional Services — 0.0%
[k]	GTCR W Merger Sub LLC, 8.335% (SOFR + 3.00%) due 1/31/2031	3,000,000	2,999,580
			15,662,732
	Consumer Durables & Apparel — 0.0%
	Textiles, Apparel & Luxury Goods — 0.0%
[k]	Hanesbrands, Inc., 9.094% (SOFR + 3.75%) due 3/8/2030	4,950,000	4,958,266
			4,958,266
	Consumer Services — 0.1%
	Commercial Services & Supplies — 0.1%
[k]	GEO Group, Inc., 10.594% (SOFR + 5.25%) due 4/13/2029	5,000,000	5,093,750
	Hotels, Restaurants & Leisure — 0.0%
[k]	TKC Holdings, Inc., 11.109% (SOFR + 5.50%) due 5/15/2028	4,466,726	4,454,442
			9,548,192
	Financial Services — 0.2%
	Capital Markets — 0.2%
[a]	CRA Loan Funding 1, 11.00% due 12/15/2026	18,000,000	18,068,400
			18,068,400
	Media & Entertainment — 0.1%
	Media — 0.1%
[k]	DirecTV Financing LLC, 10.458% (SOFR + 5.00%) due 8/2/2027	3,730,121	3,733,851
[k]	Simon & Schuster, Inc., 9.33% (SOFR + 4.00%) due 10/30/2030	3,491,250	3,491,250
			7,225,101
	Software & Services — 0.1%
	Internet Software & Services — 0.1%
[k]	Titan AcquisitionCo New Zealand Ltd., 9.601% (SOFR + 4.00%) due 10/18/2028	7,292,150	7,296,744

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			7,296,744
	Technology Hardware & Equipment — 0.2%
	Communications Equipment — 0.1%
[k]	GoTo Group, Inc., 10.178% (SOFR + 4.75%) due 4/28/2028	$ 5,087,880	$ 3,364,952
	Technology Hardware, Storage & Peripherals — 0.1%
[k]	Xerox Holdings Corp., 9.344% (SOFR + 4.00%) due 11/17/2029	11,700,000	11,674,377
			15,039,329
	Total Loan Participations (Cost $79,292,545)		77,798,764
	Short-Term Investments — 3.6%
[l]	Thornburg Capital Management Fund	30,850,377	308,503,777
	Total Short-Term Investments (Cost $308,503,777)		308,503,777
	Total Investments — 100.0% (Cost $8,752,074,224)		$8,645,073,879
	Other Assets Less Liabilities — 0.0%		2,632,180
	Net Assets — 100.0%		$8,647,706,059

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2024
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	90,256,700	9/25/2024	97,053,967	$ 1,710,510	$ —

Net unrealized appreciation (depreciation)						$1,710,510

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Non-income producing.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2024.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $4,200,591,984, representing 48.57% of the Fund’s net assets.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	Interest only.
h	When-issued security.
i	Bond in default.
j	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2024.
k	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at June 30, 2024.
l	Investment in Affiliates.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ARM	Adjustable Rate Mortgage
AUD	Denominated in Australian Dollar
BRL	Denominated in Brazilian Real
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
HFFA	Health Facilities Financing Authority
IDR	Denominated in Indonesian Rupiah
Mtg	Mortgage
PIK	Payment-in-kind
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities
UZS	Denominated in Uzbekistani Som

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2024 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/24	Dividend Income
Thornburg Capital Mgmt. Fund	$570,141,195	$2,303,906,495	$(2,565,543,913)	$-	$-	$308,503,777	$21,542,478